UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

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FORM N-Q

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QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT

INVESTMENT COMPANY

INVESTMENT COMPANY ACT FILE NUMBER 811-4325

FIRST INVESTORS LIFE SERIES FUNDS

(Exact name of registrant as specified in charter)

40 Wall Street

New York, NY 10005

(Address of principal executive offices) (Zip code)

Joseph I. Benedek

Foresters Investment Management Company, Inc.

Raritan Plaza I

Edison, NJ 08837-3620

(Name and address of agent for service)

REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE:

1-212-858-8000

DATE OF FISCAL YEAR END: DECEMBER 31

DATE OF REPORTING PERIOD: SEPTEMBER 30, 2016

Item 1. Schedule of Investments

The Quarterly Schedule of Portfolio Holdings follows

Portfolio of Investments (unaudited)
BALANCED INCOME FUND
September 30, 2016

Principal
Amount
or Shares		Security		Value
		CORPORATE BONDS-41.2%
		Automotive-1.5%
$50	M	Johnson Controls, Inc., 5%, 3/30/2020		54,953
50	M	O'Reilly Automotive, Inc., 3.55%, 3/15/2026		53,109
				108,062
		Chemicals-.7%
50	M	Dow Chemical Co., 4.25%, 11/15/2020		54,335
		Energy-.8%
50	M	Magellan Midstream Partners, LP, 5%, 3/1/2026		57,069
		Financial Services-4.6%
100	M	American International Group, Inc., 3.75%, 7/10/2025		105,076
50	M	Ameriprise Financial, Inc., 5.3%, 3/15/2020		55,715
50	M	Berkshire Hathaway, Inc., 3.4%, 1/31/2022		54,189
		General Electric Capital Corp.:
50	M	3.1%, 1/9/2023		53,164
50	M	6.75%, 3/15/2032		70,379
				338,523
		Financials-12.2%
100	M	Bank of America Corp., 5.875%, 2/7/2042		130,850
100	M	Capital One Financial Corp., 3.75%, 4/24/2024		106,341
50	M	Citigroup, Inc., 4.5%, 1/14/2022		55,287
50	M	Deutsche Bank AG, 3.7%, 5/30/2024		47,958
100	M	General Motors Financial Co., 5.25%, 3/1/2026		110,030
50	M	Goldman Sachs Group, Inc., 3.625%, 1/22/2023		52,902
50	M	JPMorgan Chase & Co., 4.5%, 1/24/2022		55,405
		Morgan Stanley:
50	M	5.5%, 7/28/2021		57,087
50	M	7.25%, 4/1/2032		69,549
50	M	U.S. Bancorp, 3.6%, 9/11/2024		53,643
50	M	Visa, Inc., 3.15%, 12/14/2025		52,878
		Wells Fargo & Co.:
50	M	5.606%, 1/15/2044		59,865
50	M	3.9%, 5/1/2045		51,575
				903,370
		Food/Beverage/Tobacco-2.4%
		Anheuser-Busch InBev Finance, Inc.:
50	M	4.9%, 2/1/2046		59,736
100	M	4.7%, 2/1/2036		115,350
				175,086
		Food/Drug-.7%
50	M	CVS Health Corp., 3.875%, 7/20/2025		54,531
		Health Care-1.5%
100	M	Gilead Sciences, Inc., 3.65%, 3/1/2026		107,759
		Information Technology-4.1%
50	M	Apple, Inc., 2.5%, 2/9/2025		50,667
200	M	Microsoft Corp., 3.7%, 8/8/2046		202,981
50	M	Oracle Corp., 2.95%, 5/15/2025		51,704
				305,352
		Media-Broadcasting-.8%
50	M	Comcast Corp., 4.25%, 1/15/2033		55,634
		Real Estate-2.8%
50	M	AvalonBay Communities, Inc., 3.5%, 11/15/2024		52,449
100	M	Boston Properties, LP, 2.75%, 10/1/2026		98,719
50	M	Simon Property Group, LP, 3.375%, 10/1/2024		53,154
				204,322
		Retail-General Merchandise-2.6%
50	M	Amazon.com, Inc., 4.8%, 12/5/2034		58,928
100	M	Home Depot, Inc., 5.875%, 12/16/2036		137,428
				196,356
		Telecommunications-1.5%
50	M	AT&T, Inc., 3.8%, 3/15/2022		53,621
50	M	Verizon Communications, Inc., 5.15%, 9/15/2023		58,333
				111,954
		Transportation-2.4%
50	M	Burlington North Santa Fe, LLC, 5.15%, 9/1/2043		62,327
100	M	Cummins, Inc., 4.875%, 10/1/2043		118,792
				181,119
		Utilities-2.6%
50	M	Dominion Resources, Inc., 3.9%, 10/1/2025		53,895
25	M	Duke Energy Progress, Inc., 4.15%, 12/1/2044		27,430
50	M	Ohio Power Co., 5.375%, 10/1/2021		57,280
50	M	Oklahoma Gas & Electric Co., 4%, 12/15/2044		53,342
				191,947
Total Value of Corporate Bonds (cost $2,950,102)				3,045,419
		COMMON STOCKS-38.9%
		Consumer Discretionary-4.7%
1,400		American Eagle Outfitters, Inc.		25,004
1,200		DSW, Inc. - Class "A"		24,576
1,550		Ford Motor Company		18,708
842		Johnson Controls, Inc.		39,178
600		L Brands, Inc.		42,462
900		Newell Rubbermaid, Inc.		47,394
400		Penske Automotive Group, Inc.		19,272
900		Regal Entertainment Group - Class "A"		19,575
2,600		Stein Mart, Inc.		16,510
750		Tupperware Brands Corporation		49,028
100		Whirlpool Corporation		16,216
400		Wyndham Worldwide Corporation		26,932
				344,855
		Consumer Staples-6.4%
1,250		Altria Group, Inc.		79,037
1,200		B&G Foods, Inc. - Class "A"		59,016
800		Coca-Cola Company		33,856
1,176		Koninklijke Ahold Delhaize NV (ADR)		26,636
400		Nu Skin Enterprises, Inc. - Class "A"		25,912
600		PepsiCo, Inc.		65,262
850		Philip Morris International, Inc.		82,637
350		Procter & Gamble Company		31,413
600		Sysco Corporation		29,406
550		Wal-Mart Stores, Inc.		39,666
				472,841
		Energy-1.7%
100		Chevron Corporation		10,292
250		ExxonMobil Corporation		21,820
250		Marathon Petroleum Corporation		10,148
100		Occidental Petroleum Corporation		7,292
700		PBF Energy, Inc. - Class "A"		15,848
150		Phillips 66		12,083
400		Royal Dutch Shell, PLC - Class "A" (ADR)		20,028
150		Schlumberger, Ltd.		11,796
600		Suncor Energy, Inc.		16,668
				125,975
		Financials-4.1%
350		Ameriprise Financial, Inc.		34,919
600		Berkshire Hills Bancorp, Inc.		16,626
300		Chubb, Ltd.		37,695
700		Discover Financial Services		39,585
600		JPMorgan Chase & Company		39,954
700		MetLife, Inc.		31,101
250		PNC Financial Services Group, Inc.		22,523
800		U.S. Bancorp		34,312
1,550		Waddell & Reed Financial, Inc. - Class "A"		28,148
450		Wells Fargo & Company		19,926
				304,789
		Health Care-4.8%
1,050		Abbott Laboratories		44,404
1,000		AbbVie, Inc.		63,070
1,200		GlaxoSmithKline, PLC (ADR)		51,756
600		Johnson & Johnson		70,878
750		Merck & Company, Inc.		46,808
2,250		Pfizer, Inc.		76,208
				353,124
		Industrials-4.0%
400		3M Company		70,492
1,300		General Electric Company		38,506
400		Honeywell International, Inc.		46,636
1,100		Koninklijke Philips NV (ADR)		32,549
250		Lockheed Martin Corporation		59,930
500		Textainer Group Holdings, Ltd.		3,745
2,000		Triton International, Ltd.		26,380
200		United Technologies Corporation		20,320
				298,558
		Information Technology-6.8%
700		Apple, Inc.		79,135
1,100		Applied Materials, Inc.		33,165
1,750		Cisco Systems, Inc.		55,510
900		Intel Corporation		33,975
200		International Business Machines Corporation		31,770
1,100		Maxim Integrated Products, Inc.		43,923
1,350		Microsoft Corporation		77,760
900		QUALCOMM, Inc.		61,650
1,300		Symantec Corporation		32,630
1,600		Travelport Worldwide, Ltd.		24,048
500		Western Digital Corporation		29,235
				502,801
		Materials-.6%
200		Praxair, Inc.		24,166
400		RPM International, Inc.		21,488
				45,654
		Real Estate-1.7%
1,400		Brixmor Property Group, Inc. (REIT)		38,906
800		Chesapeake Lodging Trust (REIT)		18,320
2,950		FelCor Lodging Trust, Inc. (REIT)		18,968
1,643		Sunstone Hotel Investors, Inc. (REIT)		21,014
250		Tanger Factory Outlet Centers, Inc. (REIT)		9,740
900		Urstadt Biddle Properties, Inc. - Class "A" (REIT)		19,998
				126,946
		Telecommunication Services-1.6%
1,600		AT&T, Inc.		64,976
1,000		Verizon Communications, Inc.		51,980
				116,956
		Utilities-2.5%
500		Black Hills Corporation		30,610
600		Duke Energy Corporation		48,024
750		Exelon Corporation		24,967
1,100		NiSource, Inc.		26,521
450		SCANA Corporation		32,567
400		WEC Energy Group, Inc.		23,952
				186,641
Total Value of Common Stocks (cost $2,699,386)				2,879,140
		RESIDENTIAL MORTGAGE-BACKED SECURITIES-8.4%
		Fannie Mae
$147	M	3%, 4/1/2046 - 6/1/2046		152,934
319	M	3.5%, 11/1/2045 - 10/13/2046	(a)	337,156
120	M	4%, 10/1/2035 - 10/13/2046	(a)	129,447
Total Value of Residential Mortgage-Backed Securities (cost $613,806)				619,537
		VARIABLE AND FLOATING RATE NOTES+-7.4%
300	M	Illinois State Fin. Auth. Rev., 0.85%, 7/1/2038		300,000
250	M	Valdez, AK Marine Term. Rev., 0.77%, 12/1/2033		250,000
Total Value of Variable and Floating Rate Notes (cost $550,000)				550,000
		U.S. GOVERNMENT OBLIGATIONS-3.0%
225	M	U.S. Treasury Notes, 0.5222%, 1/31/2018 (cost $225,230)	+	225,593
		EXCHANGE TRADED FUNDS-2.6%
2,175		ishares iBoxx USD High Yield Corporate Bond ETF (ETF) (cost $178,482)		189,790
Total Value of Investments (cost $7,217,006)		101.5%		7,509,479
Excess of Liabilities Over Other Assets		(1.5)		(113,592)
Net Assets		100.0%		$ 7,395,887

Futures contracts outstanding at September 30, 2016:

					Unrealized
Number of			Value at	Value at	Appreciation
Contracts	Type	Expiration	Trade Date	September 30, 2016	(Depreciation)
1	5 Year U.S. Treasury Note	Dec. 2016	$121,688	$121,847	$159
5	10 Year U.S. Treasury Note	Dec. 2016	655,109	654,530	(579)
2	U.S. Treasury Long Bond	Dec. 2016	341,813	347,287	5,474
					$5,054

(a)	A portion or all of the security purchased on a when-issued or delayed delivery basis.

+	Interest rates are determined and reset periodically. The interest rates above are the rates in effect at September 30, 2016.

Summary of Abbreviations:
	ADR	American Depositary Receipts
	ETF	Exchange Traded Fund
	REIT	Real Estate Investment Trust
	USD	United States Dollar

At September 30, 2016, the cost of investments for federal income tax purposes was $7,217,006. Accumulated net unrealized appreciation on investments was $292,473, consisting of $369,314 gross unrealized appreciation and $76,841 gross unrealized depreciation.

The Fund's assets and liabilities are classified into the following three levels based on the inputs used to value the assets and liabilities:

Level 1 - Unadjusted quoted prices in active markets for identical securities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.
These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumption about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, U.S. Government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

The following is a summary, by category of Level, of inputs used to value the Fund's investments as of September 30, 2016:

	Level 1	Level 2	Level 3	Total
Assets
Corporate Bonds	$-	$3,045,419	$-	$3,045,419
Common Stocks	2,879,140	-	-	2,879,140
Residential Mortgage-Backed
Securities	-	619,537	-	619,537
Variable and Floating Rate Notes	-	550,000	-	550,000
U.S. Government
Obligations	-	225,593	-	225,593
Exchange Traded Funds	189,790	-	-	189,790
Total Investments in Securities	$3,068,930	$4,440,549	$-	$7,509,479

Other Assets
Futures Contracts	$5,054	$-	$-	$5,054

There were no transfers into or from Level 1 and Level 2 by the Fund for the period ended September 30, 2016. Transfers, if any, between Levels are recognized at the end of the reporting period.

Portfolio of Investments (unaudited)
CASH MANAGEMENT FUND
September 30, 2016

Principal			Interest
Amount		Security	Rate	*	Value
		U.S. GOVERNMENT AGENCY OBLIGATIONS-53.9%
		Fannie Mae:
$400	M	10/17/2016	0.23%		$ 399,964
350	M	11/16/2016	0.33		349,859
300	M	12/21/2016	0.21		299,865
		Federal Home Loan Bank:
175	M	10/18/2016	0.55		174,960
450	M	10/27/2016	0.31		449,908
450	M	10/28/2016	0.30		449,906
500	M	10/31/2016	0.31		499,879
175	M	11/4/2016	0.55		174,914
500	M	11/28/2016	0.40		499,693
400	M	11/30/2016	0.34		399,778
		Freddie Mac:
500	M	10/6/2016	0.30		499,988
350	M	10/6/2016	0.35		349,990
600	M	11/18/2016	0.25		599,805
350	M	12/14/2016	0.37		349,741
Total Value of U.S. Government Agency Obligations (cost $5,498,250)					5,498,250
		VARIABLE AND FLOATING RATE NOTES-28.9%
		Federal Farm Credit Bank:
200	M	10/11/2016	0.54		199,998
250	M	12/19/2016	0.53		249,973
500	M	4/20/2017	0.59		500,055
		Federal Home Loan Bank:
800	M	1/27/2017	0.51		800,081
250	M	9/5/2017	0.56		250,154
450	M	Mississippi Business Fin. Corp. (Chevron USA, Inc.), 12/1/2030	0.78		450,000
500	M	Valdez, AK Marine Term. Rev. (Exxon Pipeline Co., Project B), 12/1/2033	0.77		500,000
Total Value of Variable and Floating Rate Notes (cost $2,950,261)					2,950,261
		SHORT-TERM U.S. GOVERNMENT OBLIGATIONS-13.7%
		U.S. Treasury Bills:
600	M	10/13/2016	0.22		599,963
400	M	11/3/2016	0.27		399,907
400	M	2/16/2017	0.46		399,301
Total Value of Short-Term U.S. Government Obligations (cost $1,399,171)					1,399,171
Total Value of Investments (cost $9,847,682)**		96.5%			9,847,682
Other Assets, Less Liabilities		3.5			354,002
Net Assets		100.0%			$ 10,201,684

*	The interest rates shown are the effective rates at the time of purchase by the
Fund. The interest rates shown on variable and floating rate notes are adjusted periodically; the rates shown are the rates in effect at September 30, 2016.

**	Aggregate cost for federal income tax purposes is the same.

The Fund's assets and liabilities are classified into the following three levels based on the inputs used to value the assets and liabilities:

Level 1 - Unadjusted quoted prices in active markets for identical securities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumption about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, U.S. Government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

The following is a summary, by category of Level, of inputs used to value the Fund's investments as of September 30, 2016:

	Level 1	Level 2	Level 3	Total
U.S. Government Agency Obligations	$-	$5,498,250	$-	$5,498,250
Variable and Floating Rate Notes:
U.S. Government Agency Obligations	-	2,000,261	-	2,000,261
Municipal Bonds	-	950,000	-	950,000
Short-Term U.S. Government
Obligations	-	1,399,171	-	1,399,171
Total Investments in Securities	$-	$9,847,682	$-	$9,847,682

There were no transfers into or from Level 1 and Level 2 by the Fund for the period ended September 30, 2016. Transfers, if any, between Levels are recognized at the end of the reporting period.

Portfolio of Investments (unaudited)
COVERED CALL STRATEGY
September 30, 2016

Shares		Security	Value
		COMMON STOCKS-98.7%
		Consumer Discretionary-17.5%
200		AutoZone, Inc.	$ 153,668
9,400		Ford Motor Company	113,458
6,000		General Motors Company	190,620
2,300		Home Depot, Inc.	295,964
2,900		Time Warner, Inc.	230,869
1,400		Walt Disney Company	130,004
1,100		Whirlpool Corporation	178,376
			1,292,959
		Consumer Staples-8.2%
3,100		CVS Health Corporation	275,869
3,000		PepsiCo, Inc.	326,310
			602,179
		Energy-2.8%
2,000		Chevron Corporation	205,840
		Financials-11.5%
2,600		American Express Company	166,504
600		BlackRock, Inc.	217,476
3,700		JPMorgan Chase & Company	246,383
5,100		U.S. Bancorp	218,739
			849,102
		Health Care-9.0%
600	*	Allergan, PLC	138,186
2,200		Johnson & Johnson	259,886
7,800		Pfizer, Inc.	264,186
			662,258
		Industrials-18.9%
1,200		Boeing Company	158,088
5,700		Delta Air Lines, Inc.	224,352
5,100		General Electric Company	151,062
2,500		Honeywell International, Inc.	291,475
1,900		Raytheon Company	258,647
1,600		Union Pacific Corporation	156,048
1,500		United Technologies Corporation	152,400
			1,392,072
		Information Technology-18.4%
3,400		Apple, Inc.	384,370
9,200		Cisco Systems, Inc.	291,824
7,000		Intel Corporation	264,250
1,000		International Business Machines Corporation	158,850
3,800		QUALCOMM, Inc.	260,300
			1,359,594
		Materials-3.2%
4,600		Dow Chemical Company	238,418
		Telecommunication Services-6.3%
6,300		AT&T, Inc.	255,843
4,000		Verizon Communications, Inc.	207,920
			463,763
		Utilities-2.9%
4,100		Southern Company	210,330
Total Value of Common Stocks (cost $7,120,421)		98.7%	7,276,515
Other Assets, Less Liabilities		1.3	93,270
Net Assets		100.0%	$ 7,369,785

*	Non-income producing

At September 30, 2016, the cost of investments for federal income tax purposes was $7,129,693. Accumulated net unrealized appreciation on investments was $146,822, consisting of $272,435 gross unrealized appreciation and $125,613 gross unrealized depreciation.

Portfolio of Investments (unaudited)
COVERED CALL STRATEGY FUND
September 30, 2016

	Expriration	Exercise
CALL OPTIONS WRITTEN-2.4%	Date	Price	Contracts	Value
Allergan, PLC	10/21/16	240.00	3	$ 684
Allergan, PLC	11/18/16	240.00	3	1,764
American Express Company	1/20/17	65.00	26	6,578
Apple, Inc.	10/21/16	114.00	22	3,190
Apple, Inc.	10/21/16	105.00	9	7,425
Apple, Inc.	12/16/16	115.00	3	1,071
AT&T, Inc.	10/21/16	40.00	3	258
AT&T, Inc.	10/21/16	43.00	52	52
AT&T, Inc.	11/18/16	41.00	2	116
AutoZone, Inc.	12/16/16	740.00	2	9,100
BlackRock, Inc.	10/21/16	370.00	6	2,460
Boeing Company	11/18/16	135.00	11	2,739
Boeing Company	12/16/16	130.00	1	555
Chevron Corporation	10/21/16	100.00	20	8,160
Cisco Systems, Inc.	11/4/16	31.50	2	118
Cisco Systems, Inc.	11/18/16	31.00	90	11,160
CVS Health Corporation	1/20/17	95.00	4	480
CVS Health Corporation	1/20/17	97.50	27	1,917
Delta Air Lines, Inc.	10/21/16	41.00	50	3,300
Delta Air Lines, Inc.	12/16/16	40.00	7	1,400
Dow Chemical Company	12/16/16	55.00	46	3,772
Ford Motor Company	12/16/16	13.00	81	1,134
Ford Motor Company	1/20/17	12.75	13	416
General Electric Company	10/21/16	31.00	35	175
General Electric Company	10/21/16	32.00	8	16
General Electric Company	11/18/16	30.00	8	408
General Motors Company	10/21/16	32.00	60	3,420
Home Depot, Inc.	10/28/16	129.00	20	4,440
Home Depot, Inc.	1/20/17	130.00	3	1,275
Honeywell International, Inc.	12/16/16	120.00	25	4,150
Intel Corporation	10/21/16	34.00	54	21,006
Intel Corporation	10/21/16	35.00	6	1,770
Intel Corporation	10/21/16	37.00	10	1,360
International Business Machines Corporation	10/21/16	160.00	5	1,730
International Business Machines Corporation	10/21/16	165.00	5	775
Johnson & Johnson	10/21/16	118.00	22	4,224
JPMorgan Chase & Company	10/21/16	67.50	34	2,448
PepsiCo, Inc.	10/21/16	108.00	3	525
PepsiCo, Inc.	10/21/16	110.00	27	1,863
Pfizer, Inc.	10/21/16	34.00	1	44
Pfizer, Inc.	10/21/16	36.00	12	24
Pfizer, Inc.	11/18/16	35.00	65	2,015
QUALCOMM, Inc.	10/21/16	62.50	2	1,240
QUALCOMM, Inc.	11/18/16	65.00	36	17,640
Raytheon Company	11/18/16	140.00	2	324
Raytheon Company	11/18/16	145.00	17	4,556
Southern Company	11/18/16	52.50	4	264

Southern Company	11/18/16	55.00	37	481
Time Warner, Inc.	10/21/16	77.50	28	8,148
Time Warner, Inc.	10/21/16	79.00	1	174
U.S. Bancorp	10/21/16	43.00	5	375
U.S. Bancorp	10/21/16	44.00	46	1,472
Union Pacific Corporation	11/18/16	92.50	2	1,330
Union Pacific Corporation	11/18/16	95.00	14	6,860
United Technologies Corporation	10/21/16	103.00	2	210
United Technologies Corporation	11/18/16	110.00	13	221
Verizon Communications, Inc.	10/21/16	52.00	4	236
Walt Disney Company	12/16/16	95.00	3	564
Walt Disney Company	1/20/17	100.00	11	902
Whirlpool Corporation	12/16/16	165.00	1	655
Whirlpool Corporation	12/16/16	200.00	10	250
Total Value of Call Options Written (premium received $174,992)				$ 165,419

The Fund's assets and liabilities are classified into the following three levels based on the inputs used to value the assets and liabilities:

Level 1 - Unadjusted quoted prices in active markets for identical securities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumption about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, U.S. Government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

The following is a summary, by category of Level, of inputs used to value the Fund's investments as of September 30, 2016:

	Level 1	Level 2	Level 3	Total
Assets
Common Stocks*	$7,276,515	$-	$-	$7,276,515

Liabilities
Call Options Written	$(165,419)	$-	$-	$(165,419)

*The Portfolio of Investments provides information on the industry categorization for common stocks.

There were no transfers into or from Level 1 and Level 2 by the Fund for the period ended September 30, 2016. Transfers, if any, between Levels are recognized at the end of the reporting period.

Portfolio of Investments (unaudited)
EQUITY INCOME FUND
September 30, 2016

Shares or
Principal
Amount			Security	Value
			COMMON STOCKS-93.5%
			Consumer Discretionary-9.3%
13,200			American Eagle Outfitters, Inc.	$ 235,752
5,787			CBS Corporation - Class "B"	316,780
17,650			Comcast Corporation - Special Shares "A"	1,170,901
5,700			Delphi Automotive, PLC	406,524
52,450			Ford Motor Company	633,072
2,150			Harman International Industries, Inc.	181,568
8,950			Home Depot, Inc.	1,151,686
20,234			Johnson Controls International, PLC	941,488
4,500			L Brands, Inc.	318,465
2,850			Lear Corporation	345,477
6,900			McDonald's Corporation	795,984
19,737			Newell Brands, Inc.	1,039,350
29,000			Regal Entertainment Group - Class "A"	630,750
11,016			Time Warner, Inc.	876,984
6,500			Tupperware Brands Corporation	424,905
4,300			Walt Disney Company	399,298
1,800			Whirlpool Corporation	291,888
5,300			Wyndham Worldwide Corporation	356,849
				10,517,721
			Consumer Staples-8.9%
23,800			Altria Group, Inc.	1,504,874
17,600			Coca-Cola Company	744,832
14,600			CVS Health Corporation	1,299,254
3,850			Dr. Pepper Snapple Group, Inc.	351,544
3,600			Kimberly-Clark Corporation	454,104
17,882			Koninklijke Ahold Delhaize NV (ADR)	405,027
3,666			Kraft Heinz Company	328,144
12,000			PepsiCo, Inc.	1,305,240
15,900			Philip Morris International, Inc.	1,545,798
15,300			Procter & Gamble Company	1,373,175
10,200			Wal-Mart Stores, Inc.	735,624
				10,047,616
			Energy-7.5%
16,800			Chevron Corporation	1,729,056
18,150			ConocoPhillips	788,980
15,400			Devon Energy Corporation	679,294
14,500			ExxonMobil Corporation	1,265,560
6,500			Halliburton Company	291,720
11,900			Marathon Petroleum Corporation	483,021
14,600			Occidental Petroleum Corporation	1,064,632
17,200			PBF Energy, Inc. - Class "A"	389,408
14,400			Royal Dutch Shell, PLC - Class "A" (ADR)	721,008
5,500			Schlumberger, Ltd.	432,520
16,100			Suncor Energy, Inc.	447,258
				8,292,457
			Financials-16.1%
28,800			AllianceBernstein Holding, LP	656,640
8,550			American Express Company	547,542
11,500			American International Group, Inc.	682,410
4,050			Ameriprise Financial, Inc.	404,068
21,700			Bank of New York Mellon Corporation	865,396
28,950			Berkshire Hills Bancorp, Inc.	802,204
13,567			Chubb, Ltd.	1,704,694
30,800			Citizens Financial Group, Inc.	761,068
13,950			Discover Financial Services	788,872
28,270			Financial Select Sector SPDR Fund (ETF)	545,611
12,000			Invesco, Ltd.	375,240
18,100			iShares S&P U.S. Preferred Stock Index Fund (ETF)	714,950
28,200			JPMorgan Chase & Company	1,877,838
23,800			MetLife, Inc.	1,057,434
15,900			Oritani Financial Corporation	249,948
10,000			PNC Financial Services Group, Inc.	900,900
5,400			Prosperity Bancshares, Inc.	296,406
14,500			SPDR S&P Regional Banking (ETF)	612,915
39,800			Sterling Bancorp	696,500
5,400			Travelers Companies, Inc.	618,570
20,600			U.S. Bancorp	883,534
16,600			Waddell & Reed Financial, Inc. - Class "A"	301,456
40,850			Wells Fargo & Company	1,808,838
				18,153,034
			Health Care-12.5%
20,100			Abbott Laboratories	850,029
19,300			AbbVie, Inc.	1,217,251
900		*	Allergan, PLC	207,279
8,192			Baxter International, Inc.	389,939
5,200			Gilead Sciences, Inc.	411,424
10,050			GlaxoSmithKline, PLC (ADR)	433,457
21,350			Johnson & Johnson	2,522,076
1,910			McKesson Corporation	318,493
10,412			Medtronic, PLC	899,597
36,020			Merck & Company, Inc.	2,248,008
74,785			Pfizer, Inc.	2,532,968
15,600			Phibro Animal Health Corporation - Class "A"	424,008
1,661			Shire, PLC (ADR)	322,001
4,950			Thermo Fisher Scientific, Inc.	787,347
9,990			Zoetis, Inc.	519,580
				14,083,457
			Industrials-10.6%
5,400			3M Company	951,642
2,800			A.O. Smith Corporation	276,612
10,500			Eaton Corporation, PLC	689,955
5,750		*	Generac Holdings, Inc.	208,725
3,000			General Dynamics Corporation	465,480
69,730			General Electric Company	2,065,403
11,800			Honeywell International, Inc.	1,375,762
8,500			Industrial Select Sector SPDR Fund (ETF)	496,230
6,300			Ingersoll-Rand, PLC	428,022
12,550			ITT, Inc.	449,792
19,100			Koninklijke Philips NV (ADR)	565,169
3,680			Lockheed Martin Corporation	882,170
13,300			Nielsen Holdings, PLC	712,481
4,350			Snap-On, Inc.	661,026
9,200			United Parcel Service, Inc. - Class "B"	1,006,112
7,900			United Technologies Corporation	802,640
				12,037,221
			Information Technology-14.1%
10,590			Apple, Inc.	1,197,199
34,000			Applied Materials, Inc.	1,025,100
5,450			Automatic Data Processing, Inc.	480,690
3,800			Broadcom, Ltd.	655,576
63,200			Cisco Systems, Inc.	2,004,704
2,786		*	Dell Technologies, Inc. - Class "V"	133,171
25,700			Hewlett Packard Enterprise Company	584,675
26,800			HP, Inc.	416,204
32,300			Intel Corporation	1,219,325
17,200			Juniper Networks, Inc.	413,832
10,950			Lam Research Corporation	1,037,075
9,000			Microchip Technology, Inc.	559,260
41,750			Microsoft Corporation	2,404,800
16,400			QUALCOMM, Inc.	1,123,400
12,500			Silicon Motion Technology Corporation (ADR)	647,375
20,800			Symantec Corporation	522,080
7,500			TE Connectivity, Ltd.	482,850
10,900			Technology Select Sector SPDR Fund (ETF)	520,802
9,500			Western Digital Corporation	555,465
				15,983,583
			Materials-3.4%
16,450			Dow Chemical Company	852,603
10,590			DuPont (E.I.) de Nemours & Company	709,212
25,100		*	Ferro Corporation	346,631
14,100			International Paper Company	676,518
6,300			LyondellBasell Industries NV - Class "A"	508,158
10,800			Olin Corporation	221,616
5,000			Steel Dynamics, Inc.	124,950
9,490			WestRock Company	460,075
				3,899,763
			Real Estate-3.4%
31,600			Brixmor Property Group, Inc. (REIT)	878,164
20,000			Chesapeake Lodging Trust (REIT)	458,000
11,550			iShares U.S. Real Estate ETF (ETF)	931,392
5,100			Select Income REIT (REIT)	137,190
17,700			Sunstone Hotel Investors, Inc. (REIT)	226,383
13,500			Tanger Factory Outlet Centers, Inc. (REIT)	525,960
28,900			Urstadt Biddle Properties, Inc. - Class "A" (REIT)	642,158
				3,799,247
			Telecommunication Services-3.7%
49,760			AT&T, Inc.	2,020,754
41,400			Verizon Communications, Inc.	2,151,972
				4,172,726
			Utilities-4.0%
7,350			American Electric Power Company, Inc.	471,943
19,200			CenterPoint Energy, Inc.	446,016
6,750			Dominion Resources, Inc.	501,322
6,900			Duke Energy Corporation	552,276
21,200			Exelon Corporation	705,748
3,400			NextEra Energy, Inc.	415,888
4,600			Portland General Electric Company	195,914
24,700			PPL Corporation	853,879
8,300			Vectren Corporation	416,660
				4,559,646
Total Value of Common Stocks (cost $76,913,975)				105,546,471
			PREFERRED STOCKS-1.8%
			Financials-.7%
200			Citizens Financial Group, Inc., Series A, 5.5%, 2049	196,500
21,200			JPMorgan Chase & Co., Series Y, 6.125%, 2049	574,308
				770,808
			Health Care-.4%
500			Allergan, PLC, Series A, 5.5%, 2018	410,815
			Real Estate-.7%
11,400			Digital Realty Trust, Inc., Series G (REIT), 5.875%, 2049	292,068
			Urstadt Biddle Properties, Inc. (REIT):
9,000			Series F, 7.125%, 2049	235,350
11,000			Series G, 6.75%, 2049	289,850
				817,268
Total Value of Preferred Stocks (cost $2,019,492)				1,998,891
			SHORT-TERM U.S. GOVERNMENT AGENCY OBLIGATIONS-2.7%
$3,000	M		Federal Home Loan Bank, 0.23%, 11/23/2016 (cost $2,998,984)	2,999,109
Total Value of Investments (cost $81,932,451)			98.0%	110,544,471
Other Assets, Less Liabilities			2.0	2,401,018
Net Assets			100.0%	$ 112,945,489

*	Non-income producing

Summary of Abbreviations:
	ADR	American Depositary Receipts
	ETF	Exchange Traded Fund
	REIT	Real Estate Investment Trust

At September 30, 2016, the cost of investments for federal income tax purposes was $81,988,722. Accumulated net unrealized appreciation on investments was $28,555,749, consisting of $30,399,986 gross unrealized appreciation and $1,844,237 gross unrealized depreciation.

The Fund's assets and liabilities are classified into the following three levels based on the inputs used to value the assets and liabilities:

Level 1 - Unadjusted quoted prices in active markets for identical securities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumption about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, U.S. Government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

The following is a summary, by category of Level, of inputs used to value the Fund's investments as of September 30, 2016:

	Level 1	Level 2	Level 3	Total
Common Stocks	$105,546,471	$-	$-	$105,546,471
Preferred Stocks	1,998,891	-	-	1,998,891
Short-Term U.S. Government
Agency Obligations	2,999,109	-	-	2,999,109
Total Investments in Securities*	$110,544,471	$-	$-	$110,544,471

*The Portfolio of Investments provides information on the industry categorization for common stocks and preferred stocks.

There were no transfers into or from Level 1 and Level 2 by the Fund for the period ended September 30, 2016. Transfers, if any, between Levels are recognized at the end of the reporting period.

Portfolio of Investments (unaudited)
FUND FOR INCOME
September 30, 2016

Principal
Amount		Security			Value
		CORPORATE BONDS-87.2%
		Aerospace/Defense-.9%
		Meccanica Holdings USA, Inc.:
$275	M	7.375%, 7/15/2039	(a)		$ 303,188
100	M	6.25%, 1/15/2040	(a)		98,750
525	M	Transdigm, Inc., 6.375%, 6/15/2026	(a)		544,688
					946,626
		Automotive-4.4%
200	M	Allison Transmission, Inc., 5%, 10/1/2024	(a)		205,500
250	M	American Axle & Manufacturing, Inc., 6.625%, 10/15/2022			265,625
250	M	Asbury Automotive Group, Inc., 6%, 12/15/2024			258,750
		Dana Holding Corp.:
200	M	6%, 9/15/2023			209,000
250	M	5.5%, 12/15/2024			256,250
450	M	Fiat Chrysler Automobiles NV, 5.25%, 4/15/2023			464,625
100	M	Goodyear Tire & Rubber Co., 7%, 5/15/2022			106,250
		Group 1 Automotive, Inc.:
325	M	5%, 6/1/2022			327,639
200	M	5.25%, 12/15/2023	(a)		201,750
100	M	Hertz Corp., 6.75%, 4/15/2019			102,324
		IHO Verwaltungs GmbH:
325	M	4.75%, 5/15/2021	(a)		337,350
200	M	4.125%, 9/15/2021	(a)		202,500
500	M	LKQ Corp., 4.75%, 5/15/2023			516,250
375	M	Meritor, Inc., 6.25%, 2/15/2024			360,938
425	M	Omega U.S. Sub, LLC, 8.75%, 7/15/2023	(a)		464,313
150	M	ZF North America Capital, Inc., 4%, 4/29/2020	(a)		159,188
					4,438,252
		Building Materials-.8%
225	M	Building Materials Corp., 5.375%, 11/15/2024	(a)		232,875
550	M	Griffon Corp., 5.25%, 3/1/2022			554,125
					787,000
		Chemicals-2.7%
		Blue Cube Spinco, Inc.:
125	M	9.75%, 10/15/2023	(a)		147,500
450	M	10%, 10/15/2025	(a)		533,250
450	M	Platform Specialty Products Corp., 10.375%, 5/1/2021	(a)		486,000
225	M	PolyOne Corp., 5.25%, 3/15/2023			234,027
125	M	PQ Corp., 6.75%, 11/15/2022	(a)		132,813
200	M	Rayonier AM Products, Inc., 5.5%, 6/1/2024	(a)		184,000
175	M	TPC Group, Inc., 8.75%, 12/15/2020	(a)		136,596
300	M	Tronox Finance, LLC, 6.375%, 8/15/2020			278,250
375	M	Univar USA, Inc., 6.75%, 7/15/2023	(a)		388,125
		W.R. Grace & Co.:
175	M	5.125%, 10/1/2021	(a)		186,375
75	M	5.625%, 10/1/2024	(a)		81,844
					2,788,780
		Consumer Non-Durables-1.2%
250	M	Kronos Acquisition Holdings, 9%, 8/15/2023	(a)		258,905
		Reynolds Group Issuer, Inc.:
425	M	5.75%, 10/15/2020			438,813
125	M	5.125%, 7/15/2023	(a)		129,219
250	M	Standard Industries, Inc., 5.5%, 2/15/2023	(a)		262,500
150	M	Wolverine World Wide, Inc., 5%, 9/1/2026	(a)		151,875
					1,241,312
		Energy-11.2%
		AmeriGas Finance, LLC:
175	M	7%, 5/20/2022			185,937
125	M	5.625%, 5/20/2024			132,812
125	M	5.875%, 8/20/2026			132,812
		Antero Resources Corp.:
125	M	5.125%, 12/1/2022			126,562
125	M	5.375%, 11/1/2021			127,031
200	M	Blue Racer Midstream, LLC, 6.125%, 11/15/2022	(a)		196,500
75	M	Callon Petroleum Co., 6.125%, 10/1/2024	(a)	(b)	77,812
200	M	Carrizo Oil & Gas, Inc., 6.25%, 4/15/2023			199,000
250	M	Cheniere Corpus Christi Holdings, 7%, 6/30/2024	(a)		271,250
		Concho Resources Holdings, Inc.:
75	M	5.5%, 10/1/2022			78,187
100	M	5.5%, 4/1/2023			103,625
		Continental Resources, Inc.:
400	M	4.5%, 4/15/2023			386,000
275	M	3.8%, 6/1/2024			253,000
100	M	4.9%, 6/1/2044			84,500
		Crestwood Midstream Partners, LP:
350	M	6%, 12/15/2020			354,375
250	M	6.25%, 4/1/2023			254,375
350	M	Exterran Partners, LP, 6%, 10/1/2022			326,375
25	M	Ferrellgas Partners, LP, 7%, 6/15/2023			22,125
275	M	Forum Energy Technologies, Inc., 6.25%, 10/1/2021			261,937
		Genesis Energy, LP:
75	M	5.75%, 2/15/2021			75,375
200	M	6.75%, 8/1/2022			207,076
150	M	6%, 5/15/2023			149,625
100	M	5.625%, 6/15/2024			98,500
300	M	Gibson Energy, Inc., 6.75%, 7/15/2021	(a)		308,250
225	M	Gulfport Energy Corp., 7.75%, 11/1/2020			234,563
375	M	Hilcorp Energy I, 5.75%, 10/1/2025	(a)		375,000
375	M	Laredo Petroleum, Inc., 5.625%, 1/15/2022			365,625
200	M	Marathon Oil Corp., 2.80%, 11/1/2022			185,487
200	M	Matador Resources Co., 6.875%, 4/15/2023			208,000
		MPLX, LP:
125	M	4.5%, 7/15/2023	(a)		127,607
225	M	4.875%, 12/1/2024			233,104
150	M	4.875%, 6/1/2025			155,259
50	M	Murphy Oil Corp., 6.875%, 8/15/2024			51,747
225	M	Newfield Exploration Co., 5.375%, 1/1/2026			226,688
		NuStar Logistics, LP:
50	M	4.8%, 9/1/2020			50,375
200	M	6.75%, 2/1/2021			216,500
250	M	Oasis Petroleum, Inc., 6.5%, 11/1/2021			240,000
50	M	Parsley Energy, LLC, 6.25%, 6/1/2024	(a)		51,875
75	M	PDC Energy, Inc., 6.125%, 9/15/2024	(a)		77,813
250	M	QEP Resources, Inc., 6.875%, 3/1/2021			261,875
321	M	Range Resources Corp., 5%, 8/15/2022	(a)		321,000
225	M	Rice Energy, Inc., 6.25%, 5/1/2022			233,438
		Sabine Pass Liquefaction, LLC:
400	M	6.25%, 3/15/2022			439,000
225	M	5.625%, 4/15/2023			241,313
350	M	5.75%, 5/15/2024			378,438
175	M	5.625%, 3/1/2025			188,781
125	M	5.875%, 6/30/2026	(a)		136,328
		Southwestern Energy Co.:
100	M	5.8%, 1/23/2020			100,250
375	M	6.7%, 1/23/2025			376,875
225	M	Sunoco, LP, 6.25%, 4/15/2021	(a)		232,313
		Targa Resources Partners, LP:
50	M	5%, 1/15/2018			51,875
100	M	5.25%, 5/1/2023			101,750
250	M	4.25%, 11/15/2023			242,813
175	M	5.125%, 2/1/2025	(a)	(b)	175,656
175	M	5.375%, 2/1/2027	(a)	(b)	176,531
		Tesoro Logistics, LP:
100	M	6.25%, 10/15/2022			107,250
100	M	6.375%, 5/1/2024			107,750
250	M	Unit Corp., 6.625%, 5/15/2021			212,188
					11,298,108
		Financials-3.4%
250	M	Albertson Companies, LLC, 5.75%, 3/15/2025	(a)		250,000
		Ally Financial, Inc.:
350	M	6.25%, 12/1/2017			364,437
150	M	8%, 12/31/2018			165,750
725	M	8%, 3/15/2020			830,125
325	M	8%, 11/1/2031			402,188
350	M	Argos Merger Sub, Inc., 7.125%, 3/15/2023	(a)		367,500
175	M	BCD Acquisition, Inc., 9.625%, 9/15/2023	(a)		183,750
474	M	Consolidated Energy Finance SA, 6.75%, 10/15/2019	(a)		470,445
275	M	CVR Partners, LP, 9.25%, 6/15/2023	(a)		267,094
150	M	Dana Financing Luxembourg, 6.5%, 6/1/2026	(a)		157,575
					3,458,864
		Food/Beverage/Tobacco-1.4%
325	M	Barry Callebaut Services SA, 5.5%, 6/15/2023	(a)		355,599
		Constellation Brands, Inc.:
75	M	4.25%, 5/1/2023			79,781
125	M	4.75%, 11/15/2024			135,937
25	M	4.75%, 12/1/2025			27,125
250	M	Post Holdings, Inc., 7.75%, 3/15/2024	(a)		281,250
50	M	Smithfield Foods, Inc., 6.625%, 8/15/2022			53,125
450	M	Sun Merger Sub, Inc., 5.875%, 8/1/2021	(a)		472,500
					1,405,317
		Food/Drug-.5%
475	M	Rite Aid Corp., 6.125%, 4/1/2023	(a)		514,387
		Forest Products/Containers-3.9%
225	M	Ardagh Packaging Finance, PLC, 6%, 6/30/2021	(a)		232,312
		Ball Corp.:
150	M	4.375%, 12/15/2020			160,875
250	M	5.25%, 7/1/2025			270,312
275	M	Berry Plastics Group, 5.125%, 7/15/2023			280,500
300	M	CROWN Americas, LLC, 4.5%, 1/15/2023			312,750
150	M	Graphic Packaging International, Inc., 4.875%, 11/15/2022			157,875
450	M	Greif, Inc., 7.75%, 8/1/2019			507,375
		Mercer International, Inc.:
50	M	7%, 12/1/2019			51,938
200	M	7.75%, 12/1/2022			212,750
		Owens-Brockway Glass Container, Inc.:
75	M	5%, 1/15/2022	(a)		79,828
75	M	5.875%, 8/15/2023	(a)		80,766
250	M	5.375%, 1/15/2025	(a)		260,938
50	M	6.375%, 8/15/2025	(a)		55,156
		Sealed Air Corp.:
50	M	6.5%, 12/1/2020	(a)		57,438
175	M	4.875%, 12/1/2022	(a)		184,406
300	M	5.25%, 4/1/2023	(a)		321,000
225	M	6.875%, 7/15/2033			242,438
500	M	Silgan Holdings, Inc., 5%, 4/1/2020			513,750
					3,982,407
		Gaming/Leisure-3.6%
225	M	AMC Entertainment, Inc., 5.75%, 6/15/2025			228,375
		GLP Capital, LP:
25	M	4.375%, 4/15/2021			26,375
100	M	5.375%, 4/15/2026			107,750
		International Game Technology, PLC:
200	M	5.625%, 2/15/2020	(a)		213,250
200	M	6.25%, 2/15/2022	(a)		213,000
200	M	6.5%, 2/15/2025	(a)		216,500
525	M	Live Nation Entertainment, Inc., 7%, 9/1/2020	(a)		544,783
125	M	MGM Growth Properties Operating Partnership, LP, 5.25%, 8/1/2026			130,000
		NCL Corp., Ltd.:
250	M	5.25%, 11/15/2019	(a)		253,750
250	M	4.625%, 11/15/2020	(a)		251,250
250	M	Regal Entertainment Group, 5.75%, 3/15/2022			258,750
425	M	Royal Caribbean Cruises, Ltd., 5.25%, 11/15/2022			464,313
575	M	Six Flags Entertainment Corp., 5.25%, 1/15/2021	(a)		593,831
150	M	Viking Cruises, Ltd., 6.25%, 5/15/2025	(a)		141,000
					3,642,927
		Health Care-9.9%
175	M	AMN Healthcare, Inc., 5.125%, 10/1/2024	(a)	(b)	177,187
		Centene Corp.:
300	M	5.625%, 2/15/2021			318,750
250	M	6.125%, 2/15/2024			271,875
		Community Health Systems, Inc.:
51	M	5.125%, 8/15/2018			51,515
175	M	7.125%, 7/15/2020			163,537
250	M	Concordia Healthcare Corp., 7%, 4/1/2022	(a)		261,875
		DaVita HealthCare Partners, Inc.:
250	M	5.75%, 8/15/2022			262,812
250	M	5.125%, 7/15/2024			255,469
		Endo Finance, LLC:
175	M	7.25%, 1/15/2022	(a)		168,875
225	M	6%, 7/15/2023	(a)		205,875
		Fresenius Medical Care U.S. Finance II, Inc.:
150	M	5.625%, 7/31/2019	(a)		163,312
100	M	4.125%, 10/15/2020	(a)		105,770
100	M	4.75%, 10/15/2024	(a)		105,500
		HCA, Inc.:
675	M	6.5%, 2/15/2020			749,250
250	M	6.25%, 2/15/2021			271,875
25	M	7.5%, 2/15/2022			28,750
25	M	5.875%, 5/1/2023			26,688
50	M	5.375%, 2/1/2025			51,688
350	M	5.875%, 2/15/2026			373,625
		HealthSouth Corp.:
175	M	5.125%, 3/15/2023			175,438
200	M	5.75%, 11/1/2024			208,124
150	M	5.75%, 9/15/2025			157,125
405	M	IMS Health, Inc., 6%, 11/1/2020	(a)		411,328
300	M	Kindred Healthcare, Inc., 8.75%, 1/15/2023			301,125
		LifePoint Health, Inc.:
325	M	5.5%, 12/1/2021			339,625
100	M	5.875%, 12/1/2023			104,000
175	M	5.375%, 5/1/2024	(a)		175,438
		Mallinckrodt Finance SB:
35	M	4.875%, 4/15/2020	(a)		35,875
75	M	5.75%, 8/1/2022	(a)		74,344
225	M	5.5%, 4/15/2025	(a)		214,875
400	M	Molina Healthcare, Inc., 5.375%, 11/15/2022			415,000
125	M	MPH Acquisition Holdings, 7.125%, 6/1/2024	(a)		134,688
425	M	NBTY, Inc., 7.625%, 5/15/2021	(a)		435,549
100	M	RegionalCare Hospital Partners, 8.25%, 5/1/2023	(a)		103,500
425	M	Tenet Healthcare Corp., 6%, 10/1/2020			450,500
225	M	Universal Health Services, Inc., 5%, 6/1/2026	(a)		234,844
64	M	Universal Hospital Services, Inc., 7.625%, 8/15/2020			61,280
		Valeant Pharmaceuticals International, Inc.:
775	M	6.375%, 10/15/2020	(a)		730,438
150	M	5.625%, 12/1/2021	(a)		134,625
650	M	6.125%, 4/15/2025	(a)		561,438
525	M	WellCare Health Plans, Inc., 5.75%, 11/15/2020			542,391
					10,015,778
		Information Technology-4.2%
150	M	Anixter, Inc., 5.125%, 10/1/2021			157,125
375	M	Belden, Inc., 5.5%, 9/1/2022	(a)		392,812
125	M	CEB, Inc., 5.625%, 6/15/2023	(a)		123,437
275	M	CommScope Technologies Finance, LLC, 6%, 6/15/2025	(a)		294,594
275	M	Equinix, Inc., 5.875%, 1/15/2026			296,312
360	M	IAC/InterActiveCorp, 4.875%, 11/30/2018			369,000
		Match Group, Inc.:
275	M	6.75%, 12/15/2022			293,563
125	M	6.375%, 6/1/2024			136,406
275	M	Micron Technology, Inc., 7.5%, 9/15/2023	(a)		306,141
150	M	Microsemi Corp., 9.125%, 4/15/2023	(a)		171,750
150	M	MSCI, Inc., 5.75%, 8/15/2025	(a)		160,875
150	M	Nuance Communications, Inc., 6%, 7/1/2024	(a)		156,750
		NXP BV:
200	M	4.125%, 6/1/2021	(a)		214,750
500	M	3.875%, 9/1/2022	(a)		525,000
175	M	Open Text Corp., 5.625%, 1/15/2023	(a)		179,375
125	M	Sensata Technologies BV, 5%, 10/1/2025	(a)		128,438
275	M	Western Digital Corp., 10.5%, 4/1/2024	(a)		319,688
					4,226,016
		Manufacturing-2.2%
325	M	Amkor Technology, Inc., 6.375%, 10/1/2022			336,781
225	M	ATS Automation Tooling Systems, Inc., 6.5%, 6/15/2023	(a)		231,187
100	M	Boise Cascade Co., 5.625%, 9/1/2024	(a)		102,000
400	M	Brand Energy & Infrastructure Services, Inc., 8.5%, 12/1/2021	(a)		402,000
50	M	Cloud Crane, LLC, 10.125%, 8/1/2024	(a)		52,000
325	M	Dematic SA, 7.75%, 12/15/2020	(a)		340,437
425	M	H&E Equipment Services, Inc., 7%, 9/1/2022			450,500
300	M	Zekelman Industries, Inc., 9.875%, 6/15/2023	(a)		317,250
					2,232,155
		Media-Broadcasting-2.2%
		Belo Corp.:
100	M	7.75%, 6/1/2027			108,500
25	M	7.25%, 9/15/2027			26,625
325	M	LIN Television Corp., 5.875%, 11/15/2022			342,063
		Nexstar Broadcasting, Inc.:
225	M	6.875%, 11/15/2020			234,281
200	M	6.125%, 2/15/2022	(a)		207,500
		Sinclair Television Group, Inc.:
225	M	5.125%, 2/15/2027	(a)		220,500
375	M	5.375%, 4/1/2021			389,531
		Sirius XM Radio, Inc.:
400	M	5.75%, 8/1/2021	(a)		418,910
250	M	6%, 7/15/2024	(a)		267,188
					2,215,098
		Media-Cable TV-7.4%
		Altice Financing SA:
325	M	6.625%, 2/15/2023	(a)		334,750
200	M	7.5%, 5/15/2026	(a)		208,750
275	M	5.375%, 7/15/2023	(a)		285,312
200	M	5.5%, 5/15/2026	(a)		206,000
225	M	Cable One, Inc., 5.75%, 6/15/2022	(a)		235,687
		CCO Holdings, LLC:
375	M	5.125%, 2/15/2023			391,875
500	M	5.875%, 4/1/2024	(a)		534,700
350	M	5.875%, 5/1/2027	(a)		373,625
		Cequel Communications Holdings I, LLC:
225	M	7.75%, 7/15/2025	(a)		244,125
600	M	6.375%, 9/15/2020	(a)		620,250
		Clear Channel Worldwide Holdings, Inc.:
25	M	7.625%, 3/15/2020 Series "A"			24,125
550	M	7.625%, 3/15/2020 Series "B"			547,937
100	M	6.5%, 11/15/2022 Series "A"			101,250
		CSC Holdings, LLC:
50	M	8.625%, 2/15/2019			55,937
350	M	6.75%, 11/15/2021			371,000
		DISH DBS Corp.:
675	M	7.875%, 9/1/2019			757,687
125	M	5%, 3/15/2023			121,875
250	M	5.875%, 11/15/2024			247,812
100	M	7.75%, 7/1/2026	(a)		106,500
		Gray Television, Inc.:
400	M	7.5%, 10/1/2020			415,426
250	M	5.875%, 7/15/2026	(a)		252,500
225	M	Lynx II Corp., 6.375%, 4/15/2023	(a)		237,375
		Midcontinent Communications & Finance Corp.:
300	M	6.25%, 8/1/2021	(a)		315,750
100	M	6.875%, 8/15/2023	(a)		107,000
		Numericable Group SA:
225	M	6%, 5/15/2022	(a)		230,344
200	M	6.25%, 5/15/2024	(a)		199,440
					7,527,032
		Media-Diversified-1.8%
225	M	Clearwater Paper Corp., 4.5%, 2/1/2023			226,406
225	M	Gannett Co., Inc., 5.125%, 7/15/2020			232,594
300	M	LSC Communication, Inc., 8.75%, 10/15/2023	(a)		300,000
175	M	Lamar Media Corp., 5.375%, 1/15/2024			184,625
200	M	Nexstar Escrow Corp., 5.625%, 8/1/2024	(a)		201,000
375	M	Tribune Co., 5.875%, 7/15/2022			381,328
250	M	Trinseo SA, 6.75%, 5/1/2022	(a)		265,000
					1,790,953
		Metals/Mining-5.6%
		Alcoa, Inc.:
325	M	6.15%, 8/15/2020			359,531
25	M	5.95%, 2/1/2037			25,262
		Alcoa Nederland Holding BV:
250	M	6.75%, 9/30/2024	(a)		260,312
200	M	7%, 9/30/2026	(a)		207,250
		Aleris International, Inc.:
185	M	7.875%, 11/1/2020			188,237
175	M	9.5%, 4/1/2021	(a)		189,000
		ArcelorMittal:
225	M	6.125%, 6/1/2018			239,625
225	M	10.85%, 6/1/2019			273,375
325	M	6.25%, 8/5/2020			355,062
75	M	6.5%, 3/1/2021			83,812
150	M	8%, 10/15/2039			162,750
50	M	7.75%, 3/1/2041			52,375
100	M	Bluescope Steel, Ltd., 6.5%, 5/15/2021	(a)		106,000
250	M	Commercial Metals Co., 4.875%, 5/15/2023			249,375
250	M	Constellium NV, 7.875%, 4/1/2021	(a)		267,500
		Freeport-McMoRan, Inc.:
250	M	2.375%, 3/15/2018			247,500
350	M	3.1%, 3/15/2020			336,875
200	M	5.45%, 3/15/2043			161,500
250	M	Glencore Funding, LLC, 3.125%, 4/29/2019	(a)		251,750
175	M	Joseph T. Ryerson & Son, Inc., 11%, 5/15/2022	(a)		192,938
50	M	Kaiser Aluminum Corp., 5.875%, 5/15/2024			52,375
		Novelis, Inc.:
400	M	6.25%, 8/15/2024	(a)		425,500
250	M	5.875%, 9/30/2026	(a)		256,563
		Steel Dynamics, Inc.:
175	M	5.125%, 10/1/2021			182,656
100	M	6.375%, 8/15/2022			105,750
125	M	5.5%, 10/1/2024			131,250
300	M	Teck Resources, Ltd., 6%, 8/15/2040			278,250
					5,642,373
		Real Estate-2.6%
225	M	Care Capital Properties, LP, 5.125%, 8/15/2026	(a)		225,395
275	M	Dupont Fabros Technology, LP, 5.625%, 6/15/2023			290,125
		Geo Group, Inc.:
175	M	5.875%, 1/15/2022			158,375
100	M	5.125%, 4/1/2023			85,500
100	M	5.875%, 10/15/2024			86,500
225	M	6%, 4/15/2026			192,375
		Iron Mountain, Inc.:
425	M	6%, 8/15/2023			455,813
425	M	5.75%, 8/15/2024			438,813
		Lennar Corp.:
175	M	4.75%, 4/1/2021			187,250
175	M	4.875%, 12/15/2023			180,250
50	M	MPT Operating Partnership, LP, 6.375%, 3/1/2024			54,500
150	M	Realogy Group/Co-Issuer, 5.25%, 12/1/2021	(a)		158,578
75	M	Vereit Operating Partnership, LP, 4.875%, 6/1/2026			79,500
					2,592,974
		Retail-General Merchandise-1.9%
		KFC Holding Co.:
150	M	5%, 6/1/2024	(a)		157,125
200	M	5.25%, 6/1/2026	(a)		212,000
		L Brands, Inc.:
250	M	6.875%, 11/1/2035			273,750
450	M	6.75%, 7/1/2036			486,279
125	M	Landry's, Inc., 6.75%, 10/15/2024	(a)	(b)	127,500
250	M	Limited Brands, Inc., 8.5%, 6/15/2019			293,125
125	M	Netflix, Inc., 5.5%, 2/15/2022			135,156
200	M	Party City Holdings, Inc., 6.125%, 8/15/2023	(a)		214,250
					1,899,185
		Services-2.1%
275	M	ADT Corp., 3.5%, 7/15/2022			266,062
		AECOM:
250	M	5.75%, 10/15/2022			263,827
275	M	5.875%, 10/15/2024			294,937
125	M	Aramark Services, Inc., 5.125%, 1/15/2024			130,312
400	M	Ashtead Capital, Inc., 6.5%, 7/15/2022	(a)		422,500
175	M	Monitronics International, Inc., 9.125%, 4/1/2020			165,375
250	M	Prime Security Services Borrower, LLC, 9.25%, 5/15/2023	(a)		273,125
300	M	Reliance Intermediate Holdings, LP, 6.5%, 4/1/2023	(a)		316,500
					2,132,638
		Telecommunications-3.2%
		CenturyLink, Inc.:
700	M	5.8%, 3/15/2022			720,125
175	M	6.75%, 12/1/2023			182,656
200	M	Citizens Communications Co., 9%, 8/15/2031			185,000
450	M	Frontier Communications Corp., 11%, 9/15/2025			471,375
350	M	GCI, Inc., 6.75%, 6/1/2021			361,288
		Wind Acquisition Finance SA:
275	M	4.75%, 7/15/2020	(a)		278,438
675	M	7.375%, 4/23/2021	(a)		707,063
		Windstream Services, LLC:
250	M	7.5%, 6/1/2022			241,250
100	M	6.375%, 8/1/2023			91,250
					3,238,445
		Transportation-1.2%
		Aircastle, Ltd.:
75	M	4.625%, 12/15/2018			78,375
575	M	6.25%, 12/1/2019			631,062
275	M	Fly Leasing, Ltd., 6.375%, 10/15/2021			280,500
150	M	Mobile Mini, Inc., 5.875%, 7/1/2024			156,750
100	M	XPO Logistics, Inc., 6.125%, 9/1/2023	(a)		102,750
					1,249,437
		Utilities-3.2%
		AES Corp.:
75	M	8%, 6/1/2020			88,687
275	M	7.375%, 7/1/2021			316,937
250	M	5.5%, 3/15/2024			261,405
150	M	6%, 5/15/2026			158,812
		Calpine Corp.:
150	M	5.375%, 1/15/2023			150,187
75	M	5.75%, 1/15/2025			74,344
		Dynegy, Inc.:
100	M	6.75%, 11/1/2019			103,000
275	M	7.375%, 11/1/2022			272,937
221	M	FirstLight Hydro Generating, 8.812%, 10/15/2026			231,997
66	M	Indiantown Cogeneration Utilities, LP, 9.77%, 12/15/2020			71,743
		NRG Energy, Inc.:
75	M	6.25%, 7/15/2022			76,500
100	M	7.25%, 5/15/2026	(a)		102,250
225	M	6.625%, 1/15/2027	(a)		220,781
200	M	NRG Yield, Inc., 5%, 9/15/2026	(a)		196,500
351	M	NSG Holdings, LLC, 7.75%, 12/15/2025	(a)		379,396
525	M	Talen Energy Supply, LLC, 4.625%, 7/15/2019	(a)		496,125
					3,201,601
		Waste Management-.3%
275	M	ADS Waste Holdings, Inc., 8.25%, 10/1/2020			289,094
		Wireless Communications-5.4%
		Hughes Satelite Systems Corp.:
100	M	5.25%, 8/1/2026	(a)		99,000
125	M	6.625%, 8/1/2026	(a)		120,938
		Inmarsat Finance, PLC:
200	M	6.5%, 10/1/2024	(a)		201,000
150	M	4.875%, 5/15/2022	(a)		143,250
175	M	Intelsat Jackson Holdings SA, 8%, 2/15/2024	(a)		176,313
		Level 3 Financing, Inc.:
200	M	6.125%, 1/15/2021			207,750
75	M	5.125%, 5/1/2023			77,531
250	M	MetroPCS Wireless, Inc., 6.625%, 11/15/2020			257,188
		Neptune Finco Corp.:
400	M	10.125%, 1/15/2023	(a)		462,000
200	M	6.625%, 10/15/2025	(a)		217,500
225	M	SBA Communications Corp., 4.875%, 9/1/2024	(a)		227,250
		Sprint Communications, Inc.:
250	M	9%, 11/15/2018	(a)		276,875
150	M	7%, 3/1/2020	(a)		161,625
		Sprint Nextel Corp.:
950	M	7%, 8/15/2020			959,500
650	M	6%, 11/15/2022			606,125
		T -Mobile USA, Inc.:
675	M	6.25%, 4/1/2021			710,859
75	M	6.125%, 1/15/2022			79,969
450	M	6.625%, 4/1/2023			484,875
					5,469,548
Total Value of Corporate Bonds (cost $85,541,786)					88,226,307
		LOAN PARTICIPATIONS+-9.3%
		Automotive-.5%
220	M	CS Intermediate Holdco 2, LLC, 4%, 4/4/2021			221,140
250	M	Federal-Mogul Corp., 4%, 4/15/2018			247,605
					468,745
		Building Materials-.3%
313	M	Builders FirstSource, Inc., 4.75%, 7/29/2022			314,748
		Energy-.3%
300	M	Jonah Energy, LLC, 7.5%, 5/12/2021			270,750
		Food/Beverage/Tobacco-.1%
50	M	Chobani, LLC, 5.25%, 9/29/2023	(c)		49,750
		Food/Drug-.9%
		Albertson's, LLC:
299	M	4.75%, 12/21/2022			301,642
188	M	4.75%, 6/22/2023			189,937
430	M	Rite Aid Corp., 4.875%, 6/21/2021			431,343
					922,922
		Gaming/Leisure-.2%
218	M	Seminole Hard Rock Entertainment, Inc., 3.5877%, 5/14/2020			218,504
		Health Care-.9%
		Community Health Systems, Inc.:
87	M	3.75%, 12/31/2019			85,192
160	M	4%, 1/27/2021			157,016
491	M	ConvaTec, Inc., 4.25%, 6/15/2020			493,373
210	M	ExamWorks Group, Inc., 4.75%, 7/27/2023			211,837
					947,418
		Information Technology-2.4%
506	M	Avago Technologies Cayman, Ltd., 3.5243%, 2/1/2023			512,365
500	M	Avast Software BV, 5%, 8/3/2022		(b)	502,500
275	M	Dell International, LLC, 4%, 9/7/2023			276,915
500	M	Dell Software, Inc., 7%, 9/27/2022		(b)	496,354
474	M	Global Payments, Inc., 4.0244%, 4/22/2023			479,341
171	M	Match Group, Inc., 5.5%, 11/16/2022			171,691
					2,439,166
		Media-Broadcasting-.1%
100	M	Nexstar Broadcasting, Inc., 3%, 9/26/2023		(b)	100,625
		Media-CableTV-.5%
499	M	CSC Holdings, LLC, 5%, 10/9/2022			501,659
		Media-Diversified-.4%
420	M	Tribune Media Co., 3.75%, 12/27/2020			424,779
		Retail-General Merchandise-.9%
500	M	Harbor Freight Tools USA, 4%, 8/18/2023			503,646
439	M	Restaurant Brands, Inc., 3.75%, 12/10/2021			441,995
					945,641
		Services-.7%
83	M	Brickman Group, Ltd., LLC, 4%, 12/18/2020			82,627
75	M	Monitronics International, Inc., 4.25%, 9/22/2022			74,953
500	M	Safway Group Holding, LLC, 5.75%, 8/4/2023			504,166
					661,746
		Telecommunications-.3%
250	M	Telenet Group Holding, 4.3566%, 6/30/2024			252,578
		Transportation-.1%
75	M	XPO Logistics, Inc., 4.25%, 11/1/2021			75,339
		Utilities-.5%
346	M	Calpine Corp., 3.59%, 5/27/2022			346,921
175	M	Dayton Power & Light Co., 4%, 8/24/2022			177,406
					524,327
		Wireless Communications-.2%
250	M	Intelsat Jackson Holdings, Ltd., 3.75%, 6/30/2019			238,047
Total Value of Loan Participations (cost $9,292,797)					9,356,744
		PASS-THROUGH CERTIFICATES-.6%
		Transportation
631	M	American Airlines 13-2 B PTT, 5.6%, 1/15/2022 (cost $646,248)	(a)		660,836
Total Value of Investments (cost $95,480,831)		97.1%			98,243,887
Other Assets, Less Liabilities		2.9			2,883,496
Net Assets		100.0%			$ 101,127,383

(a)	Security exempt from registration under Rule 144A of the Securities
Act of 1933. Certain restricted securities are exempt from the registration requirements under Rule 144A of the Securities Act of
1933 and may only be sold to qualified institutional investors. At
September 30, 2016, the Fund held one hundred fifty-nine 144A securities with an aggregate value of $40,096,049 representing 39.6%
of the Fund's net assets.

(b)	A portion or all of the security purchased on a when-issued or delayed delivery basis.

(c)	Securities fair valued as determined in good faith pursuant to procedures adopted by the Fund's Board of Trustees. At September 30, 2016,
the Fund held one security that was fair valued by the Valuation
Committee with a value of $49,750 representing 0% of the Fund's net assets.

+	Interest rates are determined and reset periodically. The interest rates above are the rates in effect at September 30, 2016.

Summary of Abbreviations:
	PTT	Pass-Through Trust

At September 30, 2016, the cost of investments for federal income tax purposes was $95,487,018. Accumulated net unrealized appreciation on investments was $2,756,869, consisting of $3,364,491 gross unrealized appreciation and $607,622 gross unrealized depreciation.

The Fund's assets and liabilities are classified into the following three levels based on the inputs used to value the assets and liabilities:

Level 1 - Unadjusted quoted prices in active markets for identical securities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumption about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, U.S. Government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

The following is a summary, by category of Level, of inputs used to value the Fund's investments as of September 30, 2016:

	Level 1	Level 2	Level 3	Total
Corporate Bonds	$-	$88,226,307	$-	$88,226,307
Loan Participations	-	9,356,744	-	9,356,744
Pass-Through Certificates	-	660,836	-	660,836
Total Investments in Securities*	$-	$98,243,887	$-	$98,243,887

*The Portfolio of Investments provides information on the industry categorization for corporate bonds, loan participations and pass-
through certificates.

There were no transfers into or from Level 1 and Level 2 by the Fund for the period ended September 30, 2016. Transfers, if any, between Levels are recognized at the end of the reporting period.

Portfolio of Investments (unaudited)
GOVERNMENT FUND
September 30, 2016

Principal
Amount		Security			Value
		RESIDENTIAL MORTGAGE-BACKED SECURITIES-47.8%
		Fannie Mae-35.9%
$4,793	M	3%, 7/1/2021 - 10/13/2046	(a)		$ 5,008,433
2,970	M	3.5%, 11/1/2028 - 10/13/2046	(a)		3,149,216
1,683	M	4%, 10/1/2035 - 11/1/2045			1,819,627
277	M	4.5%, 11/1/2040 - 8/1/2041			304,343
339	M	5.5%, 7/1/2034 - 10/1/2039			387,467
150	M	9%, 11/1/2026			171,532
					10,840,618
		Freddie Mac-3.3%
291	M	3.5%, 8/1/2044 - 2/1/2046			308,048
500	M	4%, 12/1/2040 - 7/1/2044			536,041
150	M	4.5%, 5/1/2044			163,935
					1,008,024
		Government National Mortgage Association I Program-8.6%
459	M	4%, 11/15/2025 - 8/15/2041			492,699
533	M	4.5%, 12/15/2039 - 6/15/2040			593,733
979	M	5%, 6/15/2033 - 4/15/2040			1,109,474
198	M	5.5%, 2/15/2033 - 1/15/2036			225,329
145	M	6%, 11/15/2032 - 4/15/2036			169,045
					2,590,280
Total Value of Residential Mortgage-Backed Securities (cost $14,090,736)					14,438,922
		U.S. GOVERNMENT AGENCY OBLIGATIONS-23.5%
		Fannie Mae:
770	M	1.125%, 7/20/2018			773,998
125	M	1.375%, 2/26/2021			125,905
300	M	1.5%, 11/30/2020			304,221
850	M	1.625%, 11/27/2018			864,005
400	M	1.875%, 9/24/2026			398,535
		Federal Farm Credit Bank:
550	M	1.7%, 2/6/2019			559,916
300	M	2.125%, 3/6/2019			308,295
200	M	4.875%, 1/17/2017			202,564
		Federal Home Loan Bank:
750	M	1.03%, 9/28/2018			751,192
1,000	M	1.625%, 10/7/2021			998,411
		Freddie Mac:
800	M	0.875%, 3/7/2018			800,741
1,000	M	1.25%, 8/1/2019			1,007,677
Total Value of U.S. Government Agency Obligations (cost $7,082,411)					7,095,460
		U.S. GOVERNMENT OBLIGATIONS-18.6%
68	M	FDA Queens, LP, 6.99%, 6/15/2017		(b)	68,806
		U.S. Treasury Bonds:
520	M	2.5%, 2/15/2046			310,184
300	M	2.5%, 5/15/2046			538,220
		U.S. Treasury Notes:
500	M	1.125%, 8/31/2021			499,551
1,095	M	1.375%, 10/31/2020			1,107,939
300	M	1.5%, 3/31/2023			302,186
850	M	1.625%, 2/15/2026			851,644
1,260	M	1.875%, 8/31/2022			1,300,408
630	M	2%, 2/15/2025			652,517
Total Value of U.S. Government Obligations (cost $5,504,644)					5,631,455
		COMMERCIAL MORTGAGE-BACKED SECURITIES-6.1%
		Fannie Mae-3.7%
200	M	2.4994%, 9/25/2026			203,698
385	M	2.996%, 11/1/2022			409,749
500	M	3.84%, 5/1/2018			515,243
					1,128,690
		Federal Home Loan Mortgage Corporation-2.4%
		Multi-Family Structured Pass-Through:
379	M	2.849%, 3/25/2026			397,959
300	M	3.08%, 1/25/2031			324,085
					722,044
Total Value of Commercial Mortgage-Backed Securities (cost $1,859,371)					1,850,734
		COLLATERALIZED MORTGAGE OBLIGATIONS-1.8%
494	M	Fannie Mae, 4%, 2/25/2025 (cost $532,694)			537,934
		SOVEREIGN BONDS-1.0%
300	M	Ukraine Government Aid Bonds, 1.471%, 9/29/2021 (cost $300,000)			302,940
Total Value of Investments (cost $29,369,856)		98.8%			29,857,445
Other Assets, Less Liabilities		1.2			351,083
Net Assets		100.0%			$ 30,208,528

(a)	A portion or all of the security purchased on a when-issued or delayed delivery basis.

(b)	Security exempt from registration under Rule 144A of the Securities Act of
1933. Certain restricted securities are exempt from the registration requirements under Rule 144A of the Securities Act of 1933 and may only be sold to qualified institutional investors. At September 30, 2016, the Fund held one 144A security with a value of $68,806 representing .2% of the Fund's net assets.

At September 30, 2016, the cost of investments for federal income tax purposes was $29,370,023. Accumulated net unrealized appreciation on investments was $487,422, consisting of $563,181 gross unrealized appreciation and
$75,759 gross unrealized depreciation.

The Fund's assets and liabilities are classified into the following three levels based on the inputs used to value the assets and liabilities:

Level 1 - Unadjusted quoted prices in active markets for identical securities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.
These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumption about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, U.S. Government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

The following is a summary, by category of Level, of inputs used to value the Fund's investments as of September 30, 2016:

	Level 1	Level 2	Level 3	Total
Residential
Mortgage-Backed Securities	$-	$14,438,922	$-	$14,438,922
U.S. Government Agency
Obligations	-	7,095,460	-	7,095,460
U.S. Government Obligations	-	5,631,455	-	5,631,455
Commercial
Mortgage-Backed Securities	-	1,850,734	-	1,850,734
Collateralized Mortgage
Obligations	-	537,934	-	537,934
Sovereign Bonds	-	302,940	-	302,940
Total Investments in Securities	$-	$29,857,445	$-	$29,857,445

There were no transfers into or from Level 1 and Level 2 by the Fund for the period ended September 30, 2016. Transfers, if any, between Levels are recognized at the end of the reporting period.

Portfolio of Investments (unaudited)
GROWTH & INCOME FUND
September 30, 2016

Shares or
Principal
Amount			Security	Value
			COMMON STOCKS-98.6%
			Consumer Discretionary-19.2%
112,400			American Eagle Outfitters, Inc.	$ 2,007,464
79,800			Big Lots, Inc.	3,810,450
75,200			BorgWarner, Inc.	2,645,536
113,000			CBS Corporation - Class "B"	6,185,620
82,100			Delphi Automotive, PLC	5,855,372
99,900			DSW, Inc. - Class "A"	2,045,952
45,400			Foot Locker, Inc.	3,074,488
179,700			Ford Motor Company	2,168,979
36,400			Harman International Industries, Inc.	3,073,980
48,000			Home Depot, Inc.	6,176,640
107,576			Johnson International, PLC	5,005,511
58,400			L Brands, Inc.	4,132,968
43,900			Lear Corporation	5,321,558
59,900			Magna International, Inc.	2,572,705
58,300		*	Michaels Companies, Inc.	1,409,111
245,715			Newell Brands, Inc.	12,939,352
23,100			Oxford Industries, Inc.	1,563,870
52,400			Penske Automotive Group, Inc.	2,524,632
71,600		*	Select Comfort Corporation	1,546,560
128,700			Stein Mart, Inc.	817,245
79,800			Tupperware Brands Corporation	5,216,526
42,700			Walt Disney Company	3,965,122
16,100			Whirlpool Corporation	2,610,776
44,900			Wyndham Worldwide Corporation	3,023,117
				89,693,534
			Consumer Staples-9.7%
15,900			AdvancePierre Foods Holdings, Inc.	438,204
128,200			Altria Group, Inc.	8,106,086
14,500			B&G Foods, Inc. - Class "A"	713,110
96,178			Coca-Cola Company	4,070,253
77,400			CVS Health Corporation	6,887,826
149,179			Koninklijke Ahold Delhaize NV (ADR)	3,378,904
37,300			Nu Skin Enterprises, Inc. - Class "A"	2,416,294
44,100			PepsiCo, Inc.	4,796,757
78,700			Philip Morris International, Inc.	7,651,214
28,000			Procter & Gamble Company	2,513,000
21,500			Tyson Foods, Inc. - Class "A"	1,605,405
42,650			Wal-Mart Stores, Inc.	3,075,918
				45,652,971
			Energy-5.9%
36,900			Anadarko Petroleum Corporation	2,337,984
9,300			Chevron Corporation	957,156
61,400			ConocoPhillips	2,669,058
46,900			Devon Energy Corporation	2,068,759
53,400			ExxonMobil Corporation	4,660,752
26,700			Hess Corporation	1,431,654
80,222			Marathon Oil Corporation	1,268,310
90,622			Marathon Petroleum Corporation	3,678,347
26,700			Occidental Petroleum Corporation	1,946,964
26,600			PBF Energy, Inc. - Class "A"	602,224
30,650			Phillips 66	2,468,857
12,900			Schlumberger, Ltd.	1,014,456
93,607			Suncor Energy, Inc.	2,600,402
				27,704,923
			Financials-11.8%
66,706			American Express Company	4,271,852
56,800			American International Group, Inc.	3,370,512
40,800			Ameriprise Financial, Inc.	4,070,616
34,400			Chubb, Ltd.	4,322,360
138,300			Citizens Financial Group, Inc.	3,417,393
86,543			Discover Financial Services	4,894,007
145,900			Financial Select Sector SPDR Fund (ETF)	2,815,870
6,800			iShares Core S&P Mid-Cap ETF (ETF)	1,052,028
25,700			iShares Russell 2000 ETF (ETF)	3,192,197
105,888			JPMorgan Chase & Company	7,051,082
59,100			MetLife, Inc.	2,625,813
15,000			Morgan Stanley	480,900
40,100			PNC Financial Services Group, Inc.	3,612,609
66,400			SPDR S&P Regional Banking (ETF)	2,806,728
94,800			U.S. Bancorp	4,065,972
76,567			Wells Fargo & Company	3,390,387
				55,440,326
			Health Care-18.8%
113,300			Abbott Laboratories	4,791,457
89,400			AbbVie, Inc.	5,638,458
9,400		*	Allergan, PLC	2,164,914
69,800		*	AMN Healthcare Services, Inc.	2,224,526
45,039			Baxter International, Inc.	2,143,856
45,100			Cardinal Health, Inc.	3,504,270
27,600		*	Centene Corporation	1,848,096
42,722		*	Express Scripts Holding Company	3,013,183
85,300			Gilead Sciences, Inc.	6,748,936
69,400			Hill-Rom Holdings, Inc.	4,301,412
72,275			Johnson & Johnson	8,537,846
2,512		*	Mallinckrodt, PLC	175,287
18,900			McKesson Corporation	3,151,575
42,712			Medtronic, PLC	3,690,317
86,743			Merck & Company, Inc.	5,413,631
32,100		*	Mylan NV	1,223,652
800		*	Patheon NV (ADR)	23,704
230,993			Pfizer, Inc.	7,823,733
80,200			Phibro Animal Health Corporation - Class "A"	2,179,836
17,159			Shire, PLC (ADR)	3,326,444
69,443			Thermo Fisher Scientific, Inc.	11,045,604
60,100		*	VWR Corporation	1,704,436
69,572			Zoetis, Inc.	3,618,440
				88,293,613
			Industrials-8.3%
37,294			3M Company	6,572,322
95,796			General Electric Company	2,837,477
56,000			Honeywell International, Inc.	6,529,040
14,700			Ingersoll-Rand, PLC	998,718
60,500			ITT, Inc.	2,168,320
53,300			Koninklijke Philips NV (ADR)	1,577,147
5,400			Lockheed Martin Corporation	1,294,488
34,400			ManpowerGroup, Inc.	2,485,744
23,800			Nielsen Holdings, PLC	1,274,966
15,500			Robert Half International, Inc.	586,830
33,500			Snap-On, Inc.	5,090,660
29,400			Textainer Group Holdings, Ltd.	220,206
44,700			Textron, Inc.	1,776,825
104,300			Triton International, Ltd.	1,375,717
40,200			United Technologies Corporation	4,084,320
				38,872,780
			Information Technology-17.9%
80,300			Apple, Inc.	9,077,915
165,700			Applied Materials, Inc.	4,995,855
199,600			ARRIS International, PLC	5,654,668
24,200			Broadcom, Ltd.	4,174,984
241,900			Cisco Systems, Inc.	7,673,068
28,243		*	Dell Technologies, Inc. - Class "V"	1,350,015
66,400		*	eBay, Inc.	2,184,560
240,000			Hewlett Packard Enterprise Company	5,460,000
155,200			Intel Corporation	5,858,800
20,100			International Business Machines Corporation	3,192,885
69,400			Juniper Networks, Inc.	1,669,764
53,900			Methode Electronics, Inc.	1,884,883
166,100			Microsoft Corporation	9,567,360
25,800		*	NXP Semiconductors NV	2,631,858
93,100			Oracle Corporation	3,656,968
79,988			QUALCOMM, Inc.	5,479,178
16,400			Sabre Corporation	462,152
164,560			Symantec Corporation	4,130,456
22,900			TE Connectivity, Ltd.	1,474,302
64,500			Travelport Worldwide, Ltd.	969,435
37,165			Western Digital Corporation	2,173,037
				83,722,143
			Materials-1.1%
10,700			Praxair, Inc.	1,292,881
36,050			RPM International, Inc.	1,936,606
33,600			Trinseo SA	1,900,416
				5,129,903
			Real Estate-2.4%
152,200			Brixmor Property Group, Inc. (REIT)	4,229,638
20,301			Real Estate Select Sector SPDR Fund (ETF)	665,264
176,218			Sunstone Hotel Investors, Inc. (REIT)	2,253,828
48,900			Tanger Factory Outlet Centers, Inc. (REIT)	1,905,144
99,800			Urstadt Biddle Properties, Inc. - Class "A" (REIT)	2,217,556
				11,271,430
			Telecommunication Services-2.5%
141,400			AT&T, Inc.	5,742,254
113,000			Verizon Communications, Inc.	5,873,740
				11,615,994
			Utilities-1.0%
119,600			Exelon Corporation	3,981,484
21,900			NiSource, Inc.	528,009
				4,509,493
Total Value of Common Stocks (cost $290,281,724)				461,907,110
			SHORT-TERM U.S. GOVERNMENT AGENCY OBLIGATIONS-1.2%
$5,500	M		Federal Home Loan Bank, 0.28%, 10/13/2016 (cost $5,499,487)	5,499,725
Total Value of Investments (cost $295,781,211)			99.8%	467,406,835
Other Assets, Less Liabilities			.2	922,438
Net Assets			100.0%	$ 468,329,273

*	Non-income producing

Summary of Abbreviations:
	ADR	American Depositary Receipts
	ETF	Exchange Traded Fund
	REIT	Real Estate Investment Trust

At September 30, 2016, the cost of investments for federal income tax purposes was $297,244,871. Accumulated net unrealized appreciation on investments was $170,161,964, consisting of $179,440,479 gross unrealized appreciation and $9,278,515 gross unrealized depreciation.

The Fund's assets and liabilities are classified into the following three levels based on the inputs used to value the assets and liabilities:

Level 1 - Unadjusted quoted prices in active markets for identical securities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumption about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, U.S. Government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

The following is a summary, by category of Level, of inputs used to value the Fund's investments as of September 30, 2016:

	Level 1	Level 2	Level 3	Total
Common Stocks	$461,907,110	$-	$-	$461,907,110
Short-Term U.S. Government
Agency Obligations	-	5,499,725	-	5,499,725
Total Investments in Securities*	$461,907,110	$5,499,725	$-	$467,406,835

*The Portfolio of Investments provides information on the industry categorization for common stocks.

There were no transfers into or from Level 1 and Level 2 by the Fund for the period ended September 30, 2016. Transfers, if any, between Levels are recognized at the end of the reporting period.

Portfolio of Investments (unaudited)
INTERNATIONAL FUND
September 30, 2016

Shares or
Principal
Amount			Security	Value
			COMMON STOCKS-97.6%
			United Kingdom-19.7%
123,899			British American Tobacco, PLC	$ 7,917,126
76,968			Diageo, PLC	2,205,228
15,616			DCC, PLC	1,421,900
398,655			Domino's Pizza Group, PLC	1,929,926
62,141			Imperial Brands, PLC	3,200,400
930,449			Lloyds Banking Group, PLC	657,870
67,568			Reckitt Benckiser Group, PLC	6,362,525
53,867			SABMiller, PLC	3,138,378
				26,833,353
			United States-15.2%
22,596			Accenture, PLC - Class "A"	2,760,553
5,573		*	Alphabet, Inc. - Class "C"	4,331,837
34,024			MasterCard, Inc.	3,462,622
74,771			Philip Morris International, Inc.	7,269,237
1,922		*	Priceline Group, Inc.	2,828,204
				20,652,453
			Switzerland-10.0%
405			Chocoladefabriken Lindt & Spruengli AG	2,340,787
68,812			Nestle SA - Registered	5,422,088
18,297			Roche Holding AG - Genusscheine	4,538,937
94,652			UBS Group AG	1,288,982
				13,590,794
			India-9.5%
338,844			HDFC Bank, Ltd.	6,477,885
5,239			HDFC Bank, Ltd. (ADR)	376,632
231,049			Housing Development Finance Corporation, Ltd.	4,835,615
359,548			ITC, Ltd.	1,303,346
				12,993,478
			France-6.4%
94,169			Bureau Veritas SA	2,019,970
14,867			Essilor International SA	1,917,267
3,374			Hermes International	1,373,001
10,920			L'Oreal SA	2,062,090
11,762			Sodexo SA	1,400,568
				8,772,896
			Japan-6.1%
13,722			Daito Trust Construction Company, Ltd.	2,188,781
58,900			Japan Tobacco, Inc.	2,392,477
8,800			Shimano, Inc.	1,294,769
93,789			Unicharm Corporation	2,412,589
				8,288,616
			China-4.1%
27,060		*	Alibaba Group Holding, Ltd. (ADR)	2,862,677
98,645			Tencent Holdings, Ltd.	2,708,909
				5,571,586
			Netherlands-4.0%
117,967			Unilever NV-CVA	5,443,214
			Canada-3.5%
62,603			Alimentation Couche-Tard, Inc. - Class "B"	3,033,880
26,300			Canadian National Railway Company	1,719,188
				4,753,068
			Spain-3.2%
14,346			Aena SA	2,115,986
101,375			Grifols SA	2,184,222
				4,300,208
			Germany-3.1%
46,118			SAP SE	4,192,216
			Australia-2.9%
27,604			CSL, Ltd.	2,260,562
27,830			Ramsay Health Care, Ltd.	1,685,234
				3,945,796
			Denmark-2.7%
17,782			Coloplast A/S - Series "B"	1,379,011
56,791			Novo Nordisk A/S - Series "B"	2,359,758
				3,738,769
			South Africa-2.5%
19,511			Naspers, Ltd.	3,377,148
			Belgium-2.0%
20,870			Anheuser-Busch InBev NV	2,733,621
			Ireland-1.4%
16,953			Paddy Power, PLC	1,917,756
			Hong Kong-1.3%
239,365			Link REIT (REIT)	1,759,038
Total Value of Common Stocks (cost $91,870,998)				132,864,010
			SHORT-TERM U.S. GOVERNMENT AGENCY OBLIGATIONS-1.4%
			United States
$2,000	M		Federal Home Loan Bank, 0.295%, 10/21/2016 (cost $1,999,672)	1,999,820
Total Value of Investments (cost $93,870,670)			99.0%	134,863,830
Other Assets, Less Liabilities			1.0	1,312,657
Net Assets			100.0%	$ 136,176,487

*	Non-income producing

Summary of Abbreviations:
	ADR	American Depositary Receipts
	REIT	Real Estate Investment Trust

At September 30, 2016, the cost of investments for federal income tax purposes was $94,185,753. Accumulated net unrealized appreciation on investments was $40,678,077, consisting of $41,924,667 gross unrealized appreciation and $1,246,590 gross unrealized depreciation.

The Fund's assets and liabilities are classified into the following three levels based on the inputs used to value the assets and liabilities:

Level 1 - Unadjusted quoted prices in active markets for identical securities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumption about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, U.S. Government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

The following is a summary, by category of Level, of inputs used to value the Fund's investments as of September 30, 2016:

	Level 1	Level 2	Level 3	Total
Common Stocks
United Kingdom	$26,833,353	$-	$-	$26,833,353
United States	20,652,453	-	-	20,652,453
Switzerland	13,590,794	-	-	13,590,794
India	12,993,478	-	-	12,993,478
France	8,772,896	-	-	8,772,896
Japan	8,288,616	-	-	8,288,616
China	5,571,586	-	-	5,571,586
Netherlands	5,443,214	-	-	5,443,214
Canada	4,753,068	-	-	4,753,068
Spain	4,300,208	-	-	4,300,208
Germany	4,192,216	-	-	4,192,216
Australia	3,945,796	-	-	3,945,796
Denmark	3,738,769	-	-	3,738,769
South Africa	3,377,148	-	-	3,377,148
Belgium	2,733,621	-	-	2,733,621
Ireland	1,917,756	-	-	1,917,756
Hong Kong	1,759,038	-	-	1,759,038
Short-Term U.S. Government
Agency Obligations	-	1,999,820	-	1,999,820
Total Investments in Securities	$132,864,010	$1,999,820	$-	$134,863,830

During the period ended September 30, 2016, there were no transfers between Level 1 investments and Level 2 investments that had a material inpact to the Fund. This does not include transfers between Level 1 investments and Level 2 investments due to the Fund utilizing international fair value pricing during the period (see Note 1A). Transfers, if any, between Levels are recognized at the end of the reporting period.

Transfers between Level 1 and Level 2 securities as of September 30, 2016 resulted from securities priced previously with an official close price (Level 1 securities) or securities fair valued by the Valuation Committee (Level 2 securities). Transfers from Level 2 to Level
1 as of September 30, 2016 were $90,150,950. Transfers, if any, between Levels are recognized at the end of the reporting period.

Portfolio of Investments (unaudited)
INVESTMENT GRADE FUND
September 30, 2016

Principal
Amount		Security			Value
		CORPORATE BONDS-95.3%
		Aerospace/Defense-.6%
$400	M	Rolls-Royce, PLC, 3.625%, 10/14/2025		(a)	$ 423,192
		Agriculture-.6%
400	M	Cargill, Inc., 6%, 11/27/2017		(a)	420,817
		Automotive-1.3%
500	M	Johnson Controls, Inc., 5%, 3/30/2020			549,534
300	M	O'Reilly Automotive, Inc., 3.55%, 3/15/2026			318,653
					868,187
		Chemicals-2.6%
300	M	Agrium, Inc., 3.375%, 3/15/2025			309,635
250	M	CF Industries, Inc., 3.45%, 6/1/2023			252,253
500	M	Dow Chemical Co., 4.25%, 11/15/2020			543,350
500	M	LyondellBasell Industries NV, 6%, 11/15/2021			585,636
					1,690,874
		Consumer Non-Durables-.8%
		Newell Brands, Inc.:
265	M	4.7%, 8/15/2020			287,022
200	M	4.2%, 4/1/2026			218,074
					505,096
		Energy-8.8%
575	M	Canadian Oil Sands, Ltd., 7.75%, 5/15/2019		(a)	645,841
500	M	Continental Resources, Inc., 5%, 9/15/2022			500,000
400	M	DCP Midstream Operating, LP, 2.5%, 12/1/2017			399,000
500	M	Enbridge Energy Partners, LP, 4.2%, 9/15/2021			530,710
500	M	Kinder Morgan Energy Partners, LP, 3.45%, 2/15/2023			499,136
400	M	Magellan Midstream Partners, LP, 5%, 3/1/2026			456,552
		Marathon Oil Corp.:
300	M	6%, 10/1/2017			310,287
200	M	3.85%, 6/1/2025			190,273
500	M	Nabors Industries, Inc., 6.15%, 2/15/2018			520,618
200	M	ONEOK Partners, LP, 3.375%, 10/1/2022			202,060
400	M	Spectra Energy Capital, LLC, 6.2%, 4/15/2018			423,248
400	M	Suncor Energy, Inc., 6.1%, 6/1/2018			429,822
		Valero Energy Corp.:
466	M	9.375%, 3/15/2019			548,894
100	M	3.4%, 9/15/2026			99,542
					5,755,983
		Financial Services-14.9%
400	M	American Express Co., 7%, 3/19/2018			431,616
		American International Group, Inc.:
400	M	3.75%, 7/10/2025			420,304
200	M	4.7%, 7/10/2035			217,237
500	M	Ameriprise Financial, Inc., 5.3%, 3/15/2020			557,148
500	M	Assured Guaranty U.S. Holding, Inc., 5%, 7/1/2024			559,541
400	M	Berkshire Hathaway, Inc., 3.4%, 1/31/2022			433,514
300	M	Compass Bank, 6.4%, 10/1/2017			312,399
		ERAC USA Finance, LLC:
500	M	4.5%, 8/16/2021		(a)	554,190
500	M	7%, 10/15/2037		(a)	684,047
600	M	Ford Motor Credit Co., LLC, 8.125%, 1/15/2020			709,121
		General Electric Capital Corp.:
700	M	4.65%, 10/17/2021			798,065
450	M	6.75%, 3/15/2032			633,415
300	M	Harley-Davidson Financial Services, Inc., 2.4%, 9/15/2019		(a)	305,857
200	M	Harley-Davidson Funding Corp., 6.8%, 6/15/2018		(a)	217,222
300	M	KeyBank NA, 3.4%, 5/20/2026			307,226
400	M	Liberty Mutual Group, Inc., 4.95%, 5/1/2022		(a)	446,893
300	M	National City Corp., 6.875%, 5/15/2019			338,134
600	M	Protective Life Corp., 7.375%, 10/15/2019			692,346
300	M	Prudential Financial, Inc., 7.375%, 6/15/2019			345,503
400	M	State Street Corp., 3.55%, 8/18/2025			434,185
300	M	U.S. Bancorp, 3.1%, 4/27/2026			310,279
					9,708,242
		Financials-25.0%
		Bank of America Corp.:
625	M	5%, 5/13/2021			699,407
350	M	4.1%, 7/24/2023			378,943
475	M	5.875%, 2/7/2042			621,537
		Barclays Bank, PLC:
400	M	5.125%, 1/8/2020			436,332
600	M	3.75%, 5/15/2024			628,748
300	M	Capital One Financial Corp., 3.75%, 4/24/2024			319,024
		Citigroup, Inc.:
200	M	8.5%, 5/22/2019			233,500
1,450	M	4.5%, 1/14/2022			1,603,327
500	M	3.7%, 1/12/2026			528,751
		Deutsche Bank AG:
300	M	3.375%, 5/12/2021			293,770
400	M	3.7%, 5/30/2024			383,667
400	M	General Motors Financial Co., 5.25%, 3/1/2026			440,120
		Goldman Sachs Group, Inc.:
200	M	5.375%, 3/15/2020			221,643
200	M	2.35%, 11/15/2021			199,775
600	M	5.75%, 1/24/2022			697,733
300	M	3.625%, 1/22/2023			317,410
700	M	6.125%, 2/15/2033			884,496
		JPMorgan Chase & Co.:
600	M	6%, 1/15/2018			634,027
500	M	4.5%, 1/24/2022			554,050
300	M	6.4%, 5/15/2038			414,224
		Morgan Stanley:
500	M	5.95%, 12/28/2017			526,630
600	M	6.625%, 4/1/2018			643,118
850	M	5.5%, 7/28/2021			970,487
600	M	SunTrust Banks, Inc., 6%, 9/11/2017			624,509
500	M	U.S. Bancorp, 3.6%, 9/11/2024			536,426
400	M	UBS AG, 4.875%, 8/4/2020			445,334
500	M	Visa, Inc., 3.15%, 12/14/2025			528,784
250	M	Wells Fargo Bank NA, 5.85%, 2/1/2037			313,905
		Wells Fargo & Co.:
300	M	4.60%, 4/1/2021			331,415
900	M	3.45%, 2/13/2023			928,861
					16,339,953
		Food/Beverage/Tobacco-4.8%
		Anheuser-Busch InBev Finance:
300	M	4.9%, 2/1/2046			358,413
400	M	3.65%, 2/1/2026			430,434
550	M	Bunge Ltd. Finance Corp., 8.5%, 6/15/2019			645,258
700	M	Dr. Pepper Snapple Group, Inc., 6.82%, 5/1/2018			759,375
440	M	Ingredion, Inc., 4.625%, 11/1/2020			481,854
400	M	SABMiller Holdings, Inc., 3.75%, 1/15/2022		(a)	433,376
					3,108,710
		Food/Drug-1.0%
400	M	CVS Health Corp., 3.875%, 7/20/2025			436,244
200	M	Kroger Co., 2.65%, 10/15/2026		(b)	198,941
					635,185
		Forest Products/Containers-.4%
250	M	Rock-Tenn Co., 4.9%, 3/1/2022			281,255
		Health Care-2.6%
300	M	Biogen, Inc., 6.875%, 3/1/2018			323,051
450	M	Express Scripts Holding Co., 4.75%, 11/15/2021			504,684
400	M	Gilead Sciences, Inc., 3.65%, 3/1/2026			431,034
400	M	Laboratory Corp. of America Holdings, 3.75%, 8/23/2022			426,963
					1,685,732
		Information Technology-1.9%
200	M	Apple, Inc., 2.5%, 2/9/2025			202,668
400	M	Diamond 1 Finance Corp., 3.48%, 6/1/2019		(a)	411,648
400	M	Hewlett Packard Enterprise Co., 2.85%, 10/5/2018		(a)	407,751
200	M	Pitney Bowes, Inc., 5.75%, 9/15/2017			207,582
					1,229,649
		Manufacturing-2.7%
750	M	CRH America, Inc., 8.125%, 7/15/2018			830,008
400	M	Ingersoll-Rand Global Holdings Co., Ltd., 6.875%, 8/15/2018			439,912
500	M	Tyco Electronics Group SA, 6.55%, 10/1/2017			525,465
					1,795,385
		Media-Broadcasting-2.0%
200	M	ABC, Inc., 8.75%, 8/15/2021			258,440
400	M	British Sky Broadcasting Group, PLC, 9.5%, 11/15/2018		(a)	463,624
500	M	Comcast Corp., 4.25%, 1/15/2033			556,336
					1,278,400
		Media-Diversified-1.6%
620	M	S&P Global, Inc., 5.9%, 11/15/2017			647,273
400	M	Time Warner, Inc., 3.6%, 7/15/2025			426,265
					1,073,538
		Metals/Mining-4.0%
500	M	Alcoa, Inc., 6.15%, 8/15/2020			553,125
400	M	Glencore Finance Canada, Ltd., 4.95%, 11/15/2021		(a)	423,522
500	M	Newmont Mining Corp., 5.125%, 10/1/2019			546,077
500	M	Rio Tinto Finance USA, Ltd., 3.75%, 9/20/2021			541,319
500	M	Vale Overseas, Ltd., 5.625%, 9/15/2019			529,375
					2,593,418
		Real Estate-6.6%
300	M	AvalonBay Communities, Inc., 3.5%, 11/15/2024			314,695
400	M	Boston Properties, LP, 5.875%, 10/15/2019			444,426
		Digital Realty Trust, LP:
300	M	5.25%, 3/15/2021			335,761
300	M	4.75%, 10/1/2025			326,105
400	M	ERP Operating, LP, 3.375%, 6/1/2025			418,282
200	M	HCP, Inc., 4.25%, 11/15/2023			210,306
		Prologis, LP:
200	M	3.35%, 2/1/2021			211,656
125	M	3.75%, 11/1/2025			134,736
500	M	Realty Income Corp., 3.25%, 10/15/2022			517,577
500	M	Simon Property Group, LP, 3.375%, 10/1/2024			531,538
400	M	Ventas Realty, LP, 4.75%, 6/1/2021			444,546
400	M	Welltower, Inc., 4%, 6/1/2025			424,909
					4,314,537
		Retail-General Merchandise-1.1%
400	M	Amazon.com, Inc., 4.8%, 12/5/2034			471,421
200	M	Home Depot, Inc., 5.875%, 12/16/2036			274,856
					746,277
		Telecommunications-2.2%
400	M	AT&T, Inc., 3.8%, 3/15/2022			428,964
		Verizon Communications, Inc.:
450	M	5.15%, 9/15/2023			524,997
400	M	4.862%, 8/21/2046			449,876
					1,403,837
		Transportation-2.7%
400	M	Burlington North Santa Fe, LLC, 5.15%, 9/1/2043			498,616
440	M	GATX Corp., 4.75%, 6/15/2022			491,121
300	M	Penske Truck Leasing Co., LP, 4.875%, 7/11/2022		(a)	335,194
400	M	Southwest Airlines Co., 2.65%, 11/5/2020			410,891
					1,735,822
		Utilities-7.1%
300	M	Duke Energy Progress, Inc., 4.15%, 12/1/2044			329,160
300	M	E.ON International Finance BV, 5.8%, 4/30/2018		(a)	318,849
300	M	Electricite de France SA, 3.625%, 10/13/2025		(a)	315,804
300	M	Entergy Arkansas, Inc., 4.95%, 12/15/2044			318,731
400	M	Exelon Generation Co., LLC, 5.2%, 10/1/2019			439,735
		Great River Energy Co.:
22	M	5.829%, 7/1/2017		(a)	22,176
264	M	4.478%, 7/1/2030		(a)	284,784
500	M	Ohio Power Co., 5.375%, 10/1/2021			572,804
450	M	Oklahoma Gas & Electric Co., 4%, 12/15/2044			480,082
236	M	San Diego Gas & Electric Co., 1.914%, 2/1/2022			235,567
604	M	Sempra Energy, 9.8%, 2/15/2019			715,431
500	M	South Carolina Electric & Gas Co., 5.45%, 2/1/2041			631,255
					4,664,378
Total Value of Corporate Bonds (cost $60,825,269)					62,258,467
		U.S. GOVERNMENT OBLIGATIONS-3.6%
		U.S. Treasury Bonds:
525	M	2.5%, 2/15/2045			542,678
400	M	3%, 11/15/2044			456,188
300	M	3%, 5/15/2045			342,123
1,000	M	U.S. Treasury Notes, 1.25%, 7/31/2023			989,668
Total Value of U.S. Government Obligations (cost $2,257,482)					2,330,657
Total Value of Investments (cost $63,082,751)			98.9%		64,589,124
Other Assets, Less Liabilities			1.1		714,726
Net Assets			100.0%		$ 65,303,850

(a)	Security exempt from registration under Rule 144A of the
Securities Act of 1933. Certain restricted securities are exempt from the registration requirements under Rule 144A of the
Securities Act of 1933 and may only be sold to qualified
institutional investors. At September 30, 2016, the Fund held eighteen 144A securities with an aggregate value of $7,114,787 representing 10.9% of the Fund's net assets.

(b)	A portion or all of the security purchased on a when-issued or delayed delivery basis.

At September 30, 2016, the cost of investments for federal income tax purposes was $63,083,439. Accumulated net unrealized
appreciation on investments was $1,505,685, consisting of
$2,358,681 gross unrealized appreciation and $852,996 gross
unrealized depreciation.

The Fund's assets and liabilities are classified into the following three levels based on the inputs used to value the assets and liabilities:

Level 1 - Unadjusted quoted prices in active markets for identical securities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumption about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, U.S. Government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

The following is a summary, by category of Level, of inputs used to value the Fund's investments as of September 30, 2016:

	Level 1	Level 2	Level 3	Total
Corporate Bonds	$-	$62,258,467	$-	$62,258,467
U.S. Government Obligations	-	2,330,657	-	2,330,657
Total Investments in Securities*	$-	$64,589,124	$-	$64,589,124

*The Portfolio of Investments provides information on the industry categorization for corporate bonds.

There were no transfers into or from Level 1 and Level 2 by the Fund for the period ended September 30, 2016. Transfers, if any, between Levels are recognized at the end of the reporting period.

Portfolio of Investments (unaudited)
LIMITED DURATION HIGH QUALITY BOND FUND
September 30, 2016

Principal
Amount		Security			Value
		CORPORATE BONDS-67.7%
		Automotive-1.4%
$100	M	BMW U.S. Capital, LLC, 1.85%, 9/15/2021		(a)	$ 99,785
		Consumer Durables-1.4%
100	M	Stanley Black & Decker, Inc., 2.451%, 11/17/2018			102,221
		Energy-5.8%
100	M	ConocoPhillips Co., 1.05%, 12/15/2017			99,339
100	M	Statoil ASA, 5.25%, 4/15/2019			109,514
100	M	Suncor Energy, Inc., 6.1%, 6/1/2018			107,456
100	M	TransCanada Pipelines, Ltd., 1.625%, 11/9/2017			100,281
					416,590
		Financial Services-12.3%
100	M	American Express Co., 7%, 3/19/2018			107,904
100	M	Ameriprise Financial, Inc., 5.3%, 3/15/2020			111,430
100	M	BlackRock, Inc., 5%, 12/10/2019			110,992
200	M	Harley-Davidson Funding Corp., 6.8%, 6/15/2018		(a)	217,222
100	M	Protective Life Corp., 7.375%, 10/15/2019			115,391
100	M	Prudential Financial, Inc., 7.375%, 6/15/2019			115,168
100	M	State Street Bank & Trust, 5.25%, 10/15/2018			107,137
					885,244
		Financials-16.1%
100	M	Bank of America Corp., 5.65%, 5/1/2018			106,117
100	M	Bank of Montreal, 1.9%, 8/27/2021			99,547
100	M	Barclays Bank, PLC, 6.75%, 5/22/2019			112,147
100	M	Citigroup, Inc., 6.125%, 11/21/2017			105,169
200	M	Fifth Third Bank, 1.625%, 9/27/2019			199,973
100	M	Goldman Sachs Group, Inc., 6.15%, 4/1/2018			106,549
100	M	JPMorgan Chase & Co., 6%, 1/15/2018			105,671
100	M	Morgan Stanley, 6.625%, 4/1/2018			107,186
100	M	U.S. Bank NA, 2.125%, 10/28/2019			101,828
100	M	Wells Fargo & Co., 4.60%, 4/1/2021			110,472
					1,154,659
		Food/Beverage/Tobacco-4.5%
100	M	Anheuser-Busch InBev Finance, Inc., 1.9%, 2/1/2019			101,023
200	M	Ingredion, Inc., 4.625%, 11/1/2020			219,024
					320,047
		Forest Products/Containers-1.5%
100	M	Georgia Pacific, LLC, 3.163%, 11/15/2021		(a)	104,626
		Health Care-2.8%
100	M	Gilead Sciences, Inc., 2.55%, 9/1/2020			103,348
100	M	Teva Pharmaceutical NE, 2.2%, 7/21/2021			99,736
					203,084
		Information Technology-4.2%
100	M	Apple, Inc., 1.55%, 8/4/2021			99,896
100	M	Diamond 1 Finance Corp., 4.42%, 6/15/2021		(a)	104,621
100	M	Microsoft Corp., 1.55%, 8/8/2021			99,661
					304,178
		Manufacturing-1.5%
100	M	Tyco Electronics Group SA, 6.55%, 10/1/2017			105,093
		Real Estate-4.6%
100	M	Boston Properties, LP, 5.875%, 10/15/2019			111,107
100	M	Realty Income Corp., 3.25%, 10/15/2022			103,515
100	M	Welltower, Inc., 6.125%, 4/15/2020			113,368
					327,990
		Retail-General Merchandise-1.4%
100	M	McDonald's Corp., 2.1%, 12/7/2018			101,581
		Telecommunications-4.3%
100	M	AT&T, Inc., 2.45%, 6/30/2020			101,936
		Verizon Communications, Inc.:
100	M	3.65%, 9/14/2018			104,423
100	M	1.75%, 8/15/2021			99,021
					305,380
		Utilities-5.9%
100	M	Arizona Public Service Co., 8.75%, 3/1/2019			116,875
100	M	Ohio Power Co., 6.05%, 5/1/2018			106,743
100	M	Southern Power Co., 1.85%, 12/1/2017			100,665
100	M	Wisconsin Public Service Corp., 1.65%, 12/4/2018			100,779
					425,062
Total Value of Corporate Bonds (cost $4,919,585)					4,855,540
		ASSET BACKED SECURITIES-16.8%
		Fixed Autos-8.9%
100	M	Avis Budget Rental Car Funding AESOP, LLC, 2.97%, 2/20/2020		(a)	102,018
		Ford Credit Auto Owner Trust:
9	M	0.79%, 5/15/2018			9,018
90	M	1.39%, 7/15/2020			90,326
20	M	Ford Credit Floorplan Master Owner Trust, 1.42%, 1/15/2020			20,059
30	M	GM Financial Auto Leasing Trust, 1.76%, 3/20/2020			30,058
15	M	Harley-Davidson Motorcycle Trust, 1.3%, 3/16/2020			15,033
100	M	Hertz Vehicle Financing, LLC, 2.65%, 7/25/2022		(a)	101,273
45	M	Honda Auto Receivables Owner Trust, 1.46%, 10/15/2020			45,245
50	M	Hyundai Auto Receivables Trust, 1.48%, 6/15/2021			50,283
25	M	Toyota Auto Receivables Owner Trust, 1.52%, 6/15/2020			25,145
150	M	Volkswagen Auto Lease Trust, 1.25%, 12/20/2017			149,982
					638,440
		Fixed Credit Cards-5.7%
100	M	Barclays DryRock Issuance, 2.2%, 12/15/2022			102,345
125	M	Capital One Multi-Asset Execution Trust, 1.6%, 5/17/2021			126,057
100	M	Chase Issuance Trust, 1.49%, 7/15/2022			100,416
80	M	Discover Card Execution Note Trust, 2.12%, 12/15/2021			81,754
					410,572
		Fixed Equipment-2.2%
60	M	John Deere Owner Trust, 1.36%, 4/15/2020			60,078
100	M	Kubota Credit Owner Trust, 1.71%, 10/15/2022		(a)	100,654
					160,732
Total Value of Asset Backed Securities (cost $1,207,158)					1,209,744
		RESIDENTIAL MORTGAGE-BACKED SECURITIES-13.1%
		Fannie Mae-11.5%
293	M	2.5%, 8/1/2030 - 10/18/2031		(b)	303,189
286	M	3%, 8/1/2026 - 4/1/2031			300,590
206	M	3.5%, 12/1/2025 - 12/1/2029			218,846
					822,625
		Freddie Mac-1.6%
107	M	3%, 8/1/2027 - 8/1/2030			112,939
Total Value of Residential Mortgage-Backed Securities (cost $928,869)					935,564
		U.S. GOVERNMENT OBLIGATIONS-.4%
25	M	U.S. Treasury Notes, 1.375%, 4/30/2020 (cost $24,850)			25,329
Total Value of Investments (cost $7,080,462)			98.0%		7,026,177
Other Assets, Less Liabilities			2.0		144,722
Net Assets			100.0%		$ 7,170,899

(a)	Security exempt from registration under Rule 144A of the Securities Act of 1933.
Certain restricted securities are exempt from the registration requirements under
Rule 144A of the Securities Act of 1933 and may only be sold to qualified institutional investors. At September 30, 2016, the Fund held seven 144A securities with an aggregate value of $830,199 representing 11.6% of the Fund's net assets.

(b)	A portion or all of the security purchased on a when-issued or delayed delivery basis.

At September 30, 2016, the cost of investments for federal income tax purposes was $7,080,462. Accumulated net unrealized depreciation on investments was
$54,285, consisting of $29,441 gross unrealized appreciation and $83,726 gross unrealized depreciation.

The Fund's assets and liabilities are classified into the following three levels based on the inputs used to value the assets and liabilities:

Level 1 - Unadjusted quoted prices in active markets for identical securities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumption about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, U.S. Government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

The following is a summary, by category of Level, of inputs used to value the Fund's investments as of September 30, 2016:

		Level 1	Level 2	Level 3	Total
Corporate Bonds		$-	$4,855,540	$-	$4,855,540
Asset Backed Securities			1,209,744	-	1,209,744
Residential
Mortgage-Backed Securities		-	935,564	-	935,564
U.S. Government Obligations		-	25,329	-	25,329
Total Investments in Securities*	$		$7,026,177	$-	$7,026,177

*The Portfolio of Investments provides information on the industry categorization for corporate bonds and asset backed securities.

There were no transfers into or from Level 1 and Level 2 by the Fund for the period ended September 30, 2016. Transfers, if any, between Levels are recognized at the end of the reporting period.

Portfolio of Investments (unaudited)
OPPORTUNITY FUND
September 30, 2016

Shares or
Principal
Amount			Security	Value
			COMMON STOCKS-94.9%
			Consumer Discretionary-25.1%
22,600			American Eagle Outfitters, Inc.	$ 403,636
8,800		*	Belmond, Ltd. - Class "A"	111,848
11,600			Big Lots, Inc.	553,900
9,100			BorgWarner, Inc.	320,138
10,500			Caleres, Inc.	265,545
11,500			Delphi Automotive, PLC	820,180
16,600			DSW, Inc. - Class "A"	339,968
6,200			Foot Locker, Inc.	419,864
4,300			Group 1 Automotive, Inc.	274,684
4,300			Harman International Industries, Inc.	363,135
5,800		*	Helen of Troy, Ltd.	499,786
6,400			L Brands, Inc.	452,928
5,400			Lear Corporation	654,588
8,300			Magna International, Inc.	356,485
14,300		*	Michaels Companies, Inc.	345,631
33,100			Newell Brands, Inc.	1,743,046
3,300			Nordstrom, Inc.	171,204
3,300			Oxford Industries, Inc.	223,410
10,300			Penske Automotive Group, Inc.	496,254
1,200			Ralph Lauren Corporation	121,368
12,300			Ruth's Hospitality Group, Inc.	173,676
12,800		*	Select Comfort Corporation	276,480
15,500		*	ServiceMaster Global Holdings, Inc.	522,040
19,800			Stein Mart, Inc.	125,730
21,100		*	TRI Pointe Group, Inc.	278,098
10,800			Tupperware Brands Corporation	705,996
2,100			Whirlpool Corporation	340,536
23,900		*	William Lyon Homes - Class "A"	443,345
6,500			Wyndham Worldwide Corporation	437,645
				12,241,144
			Consumer Staples-5.5%
4,100			AdvancePierre Foods Holdings, Inc.	112,996
2,700			B&G Foods, Inc. - Class "A"	132,786
4,500		*	Herbalife, Ltd.	278,955
20,900			Koninklijke Ahold Delhaize NV (ADR)	473,385
1,000			McCormick & Company, Inc.	99,920
4,500			Nu Skin Enterprises, Inc. - Class "A"	291,510
12,600			Pinnacle Foods, Inc.	632,142
4,900			Tootsie Roll Industries, Inc.	180,467
2,200			Tyson Foods, Inc. - Class "A"	164,274
13,800		*	U.S. Foods Holding Corporation	325,818
				2,692,253
			Energy-2.8%
1,600		*	Dril-Quip, Inc.	89,184
4,000			EOG Resources, Inc.	386,840
4,500			EQT Corporation	326,790
4,300			Hess Corporation	230,566
4,000			National Oilwell Varco, Inc.	146,960
9,000			PBF Energy, Inc. - Class "A"	203,760
				1,384,100
			Financials-13.0%
3,500			Ameriprise Financial, Inc.	349,195
11,000			Berkshire Hills Bancorp, Inc.	304,810
24,100			Citizens Financial Group, Inc.	595,511
11,600			Discover Financial Services	655,980
20,100			Financial Select Sector SPDR Fund (ETF)	387,930
6,800			First Republic Bank	524,348
4,600			Great Western Bancorp, Inc.	153,272
6,000			iShares Core S&P Mid-Cap ETF (ETF)	928,260
8,000			iShares Russell 2000 ETF (ETF)	993,680
6,000			NASDAQ, Inc.	405,240
11,000			National General Holdings Corporation	244,640
11,300			SPDR S&P Regional Banking (ETF)	477,651
10,600			Sterling Bancorp	185,500
8,500			Waddell & Reed Financial, Inc. - Class "A"	154,360
				6,360,377
			Health Care-15.5%
2,500		*	Allergan, PLC	575,775
7,500		*	AMN Healthcare Services, Inc.	239,025
4,000		*	AmSurg Corporation	268,200
12,300		*	Centene Corporation	823,608
3,500		*	Charles River Laboratories International, Inc.	291,690
3,800			Dentsply Sirona, Inc.	225,834
7,000			Gilead Sciences, Inc.	553,840
12,400			Hill-Rom Holdings, Inc.	768,552
4,000			McKesson Corporation	667,000
200		*	Patheon NV	5,926
2,600			Perrigo Company, PLC	240,058
17,600			Phibro Animal Health Corporation - Class "A"	478,368
11,600		*	Prestige Brands Holdings, Inc.	559,932
3,800			Quest Diagnostics, Inc.	321,594
6,300			Thermo Fisher Scientific, Inc.	1,002,078
2,500		*	VCA, Inc.	174,950
12,800		*	VWR Corporation	363,008
				7,559,438
			Industrials-10.0%
6,500			A.O. Smith Corporation	642,135
8,000			ESCO Technologies, Inc.	371,360
3,300			Ingersoll-Rand, PLC	224,202
11,300			ITT, Inc.	404,992
4,200			J.B. Hunt Transport Services, Inc.	340,788
12,400			Korn/Ferry International	260,400
5,800			ManpowerGroup, Inc.	419,108
4,300			Nielsen Holdings, PLC	230,351
4,200			Regal Beloit Corporation	249,858
3,000			Robert Half International, Inc	113,580
2,000			Roper Technologies, Inc.	364,940
4,800			Snap-On, Inc.	729,408
9,050			Textron, Inc.	359,737
12,300			Triton International, Ltd.	162,237
				4,873,096
			Information Technology-12.6%
29,200		*	ARRIS International, PLC	827,236
3,600			Broadcom, Ltd.	621,072
4,500		*	Fiserv, Inc.	447,615
12,600			Juniper Networks, Inc.	303,156
8,400			Lam Research Corporation	795,564
4,000			Methode Electronics, Inc.	139,880
2,500			Sabre Corporation	70,450
8,300			Silicon Motion Technology Corporation (ADR)	429,857
22,400			Symantec Corporation	562,240
700		*	Synchronoss Technologies, Inc.	28,826
1,900			TE Connectivity, Ltd.	122,322
13,800			Technology Select Sector SPDR Fund (ETF)	659,364
28,500			Travelport Worldwide, Ltd.	428,355
8,850			Western Digital Corporation	517,460
2,800		*	Zebra Technologies Corporation - Class "A"	194,908
				6,148,305
			Materials-2.8%
9,300		*	Ferro Corporation	128,433
2,000			Praxair, Inc.	241,660
22,100		*	Summit Materials, Inc. - Class "A"	409,955
9,900			Trinseo SA	559,944
				1,339,992
			Real Estate-4.5%
20,300			Brixmor Property Group, Inc. (REIT)	564,137
7,500			Douglas Emmett, Inc. (REIT)	274,725
2,300			Federal Realty Investment Trust (REIT)	354,039
30,700			FelCor Lodging Trust, Inc. (REIT)	197,401
2,899			Real Estate Select Sector SPDR Fund (ETF)	95,000
31,100			Sunstone Hotel Investors, Inc. (REIT)	397,769
7,700			Tanger Factory Outlet Centers, Inc. (REIT)	299,992
				2,183,063
			Utilities-3.1%
200			Black Hills Corporation	12,244
3,500			NiSource, Inc.	84,385
7,300			Portland General Electric Company	310,907
6,800			SCANA Corporation	492,116
10,000			WEC Energy Group, Inc.	598,800
				1,498,452
Total Value of Common Stocks (cost $41,795,753)				46,280,220
			SHORT-TERM U.S. GOVERNMENT AGENCY OBLIGATIONS-2.0%
$1,000	M		Federal Home Loan Bank, 0.295%, 10/21/2016 (cost $999,836)	999,910
Total Value of Investments (cost $42,795,589)			96.9%	47,280,130
Other Assets, Less Liabilities			3.1	1,497,171
Net Assets			100.0%	$ 48,777,301

*	Non-income producing

Summary of Abbreviations:
ADR American Depositary Receipts
ETF Exchange Traded Fund
REIT Real Estate Investment Trust

At September 30, 2016, the cost of investments for federal income tax purposes was $42,857,440. Accumulated net unrealized appreciation on investments was
$4,422,690, consisting of $6,146,333 gross unrealized appreciation and
$1,723,643 gross unrealized depreciation.

The Fund's assets and liabilities are classified into the following three levels based on the inputs used to value the assets and liabilities:

Level 1 - Unadjusted quoted prices in active markets for identical securities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.
These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumption about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, U.S. Government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

The following is a summary, by category of Level, of inputs used to value the Fund's investments as of September 30, 2016:

	Level 1	Level 2	Level 3	Total
Common Stocks	$46,280,220	$-	$-	$46,280,220
Short-Term U.S. Government
Agency Obligations	-	999,910		999,910
Total Investments in Securities*	$46,280,220	$999,910	$-	$47,280,130

*The Portfolio of Investments provides information on the industry categorization for common stocks.

There were no transfers into or from Level 1 and Level 2 by the Fund for the period ended September 30, 2016. Transfers, if any, between Levels are recognized at the end of the reporting period.

Portfolio of Investments (unaudited)
SELECT GROWTH FUND
September 30, 2016

Shares		Security	Value
		COMMON STOCKS-97.7%
		Consumer Discretionary-12.5%
28,700		Coach, Inc.	$ 1,049,272
69,560		Gentex Corporation	1,221,474
15,625		Home Depot, Inc.	2,010,625
24,300		Nordstrom, Inc.	1,260,684
13,900		Wyndham Worldwide Corporation	935,887
			6,477,942
		Consumer Staples-10.8%
22,300		Campbell Soup Company	1,219,810
13,600		Clorox Company	1,702,448
30,000		Sysco Corporation	1,470,300
16,800		Wal-Mart Stores, Inc.	1,211,616
			5,604,174
		Energy-4.6%
5,060		Chevron Corporation	520,775
5,380		ExxonMobil Corporation	469,566
8,220		Helmerich & Payne, Inc.	553,206
22,400		SM Energy Company	864,192
			2,407,739
		Financials-10.2%
27,700		Bank of New York Mellon Corporation	1,104,676
14,590		Discover Financial Services	825,065
52,170		First Horizon National Corporation	794,549
27,700		SunTrust Banks, Inc.	1,213,260
6,300		Travelers Companies, Inc.	721,665
21,300		Voya Financial, Inc.	613,866
			5,273,081
		Health Care-18.2%
7,300		C.R. Bard, Inc.	1,637,244
21,200	*	Centene Corporation	1,419,552
37,500	*	Hologic, Inc.	1,456,125
6,490		Johnson & Johnson	766,664
8,020		McKesson Corporation	1,337,335
19,900		Merck & Company, Inc.	1,241,959
19,400	*	Quintiles Transnational Holdings, Inc.	1,572,564
			9,431,443
		Industrials-10.4%
14,300		Cintas Corporation	1,610,180
8,900		General Dynamics Corporation	1,380,924
10,600		Parker-Hannifin Corporation	1,330,618
41,400	*	USG Corporation	1,070,190
			5,391,912
		Information Technology-31.0%
18,300	*	Adobe Systems, Inc.	1,986,282
1,600	*	Alphabet, Inc. - Class "A"	1,286,496
18,700	*	Arista Networks, Inc.	1,590,996
64,600	*	Cadence Design Systems, Inc.	1,649,238
51,700		Cisco Systems, Inc.	1,639,924
17,300	*	Citrix Systems, Inc.	1,474,306
14,300	*	Facebook, Inc. - Class "A"	1,834,261
7,500	*	FleetCor Technologies, Inc.	1,302,975
19,300	*	Red Hat, Inc.	1,560,019
39,600	*	Take-Two Interactive Software, Inc.	1,785,168
			16,109,665
Total Value of Common Stocks (cost $44,366,771)		97.7%	50,695,956
Other Assets, Less Liabilities		2.3	1,211,046
Net Assets		100.0%	$ 51,907,002

*	Non-income producing

At September 30, 2016, the cost of investments for federal income tax purposes was
$44,366,771. Accumulated net unrealized appreciation on investments was
$6,329,185, consisting of $7,320,258 gross unrealized appreciation and $991,073 gross unrealized depreciation.

The Fund's assets and liabilities are classified into the following three levels based on the inputs used to value the assets and liabilities:

Level 1 - Unadjusted quoted prices in active markets for identical securities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.
These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumption about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
For example, U.S. Government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

The following is a summary, by category of Level, of inputs used to value the Fund's investments as of September 30, 2016:

	Level 1	Level 2	Level 3	Total
Common Stocks*	$50,695,956	$-	$-	$50,695,956

*The Portfolio of Investments provides information on the industry categorization for common stocks.

There were no transfers into or from Level 1 and Level 2 by the Fund for the period ended September 30, 2016. Transfers, if any, between
Levels are recognized at the end of the reporting period.

Portfolio of Investments (unaudited)
SPECIAL SITUATIONS FUND
September 30, 2016

Shares or
Principal
Amount			Security		Value
			COMMON STOCKS-97.1%
			Consumer Discretionary-17.9%
105,000		*	1-800-FLOWERS.COM, Inc. - Class "A"		$ 962,850
89,500			American Eagle Outfitters, Inc.		1,598,470
75,000		*	Belmond, Ltd. - Class "A"		953,250
51,000			Caleres, Inc.		1,289,790
106,000		*	Century Communities, Inc.		2,280,060
106,500			Entravision Communications Corporation - Class "A"		812,595
130,000		*	Fox Factory Holding Corporation		2,986,100
16,500			Group 1 Automotive, Inc.		1,054,020
16,500			Harman International Industries, Inc.		1,393,425
65,500		*	Live Nation Entertainment, Inc.		1,799,940
40,000		*	Michaels Companies, Inc.		966,800
38,000		*	Motorcar Parts of America, Inc.		1,093,640
55,000		*	Nautilus, Inc.		1,249,600
63,000			Newell Brands, Inc.		3,317,580
29,500			Oxford Industries, Inc.		1,997,150
46,500			Penske Automotive Group, Inc.		2,240,370
81,500			Regal Entertainment Group - Class "A"		1,772,625
96,500			Ruth's Hospitality Group, Inc.		1,362,580
74,000		*	ServiceMaster Global Holdings, Inc.		2,492,320
129,000		*	TRI Pointe Group, Inc.		1,700,220
24,500			Tupperware Brands Corporation		1,601,565
22,500			Visteon Corporation		1,612,350
73,500		*	William Lyon Homes - Class "A"		1,363,425
					37,900,725
			Consumer Staples-2.5%
6,500			AdvancePierre Foods Holdings, Inc.		179,140
46,500			Pinnacle Foods, Inc.		2,332,905
34,500			Tootsie Roll Industries, Inc.		1,270,635
59,000		*	U.S. Foods Holding Corporation		1,392,990
					5,175,670
			Energy-1.5%
16,500			Delek US Holdings, Inc.		285,285
19,500		*	Dril-Quip, Inc.		1,086,930
35,500			PBF Energy, Inc. - Class "A"		803,720
38,500			Western Refining, Inc.		1,018,710
					3,194,645
			Financials-18.5%
53,000			AllianceBernstein Holding, LP (MLP)		1,208,400
56,500			American Financial Group, Inc.		4,237,500
38,000			Aspen Insurance Holdings, Ltd.		1,770,420
63,000		*	Atlas Financial Holdings, Inc.		993,510
80,500			Berkshire Hills Bancorp, Inc.		2,230,655
46,000			Brown & Brown, Inc.		1,734,660
13,000		*	Capstar Financial Holdings, Inc.		220,350
58,500			Citizens Financial Group, Inc.		1,445,535
13,500			Endurance Specialty Holdings, Ltd.		883,575
1,500		*	FB Financial Corporation		30,270
38,000		*	FCB Financial Holdings, Inc. - Class "A"		1,460,340
163,000			Financial Select Sector SPDR Fund (ETF)		3,145,900
43,000			Great Western Bancorp, Inc.		1,432,760
63,000		*	Green Bancorp, Inc.		688,590
26,500			iShares Russell 2000 ETF (ETF)		3,291,565
74,000			OceanFirst Financial Corporation		1,425,240
29,500			Opus Bank		1,043,415
29,500			Prosperity Bancshares, Inc.		1,619,255
31,000			Simmons First National Corporation - Class "A"		1,546,900
96,500			SPDR S&P Regional Banking (ETF)		4,079,055
175,000			Sterling Bancorp		3,062,500
93,000			TCF Financial Corporation		1,349,430
19,500			Waddell & Reed Financial, Inc. - Class "A"		354,120
					39,253,945
			Health Care-12.4%
24,500		*	ANI Pharmaceuticals, Inc.		1,625,575
58,500		*	Centene Corporation		3,917,160
15,500		*	Charles River Laboratories International, Inc.		1,291,770
57,500		*	DepoMed, Inc.	(a)	1,435,775
40,000		*	Globus Medical, Inc. - Class "A"		902,800
55,000			Hill-Rom Holdings, Inc.		3,408,900
15,000		*	ICON, PLC		1,160,550
23,500		*	Integra LifeSciences Holdings Corporation		1,939,925
10,000		*	LivaNova, PLC		601,100
600		*	Patheon NV		17,778
44,000			PerkinElmer, Inc.		2,468,840
68,000			Phibro Animal Health Corporation - Class "A"		1,848,240
56,500		*	Surgical Care Affilates, Inc.		2,754,940
16,500		*	VCA, Inc.		1,154,670
63,000		*	VWR Corporation		1,786,680
					26,314,703
			Industrials-12.2%
34,000			A.O. Smith Corporation		3,358,860
51,000			ESCO Technologies, Inc.		2,367,420
26,500		*	Generac Holdings, Inc.		961,950
66,000			ITT, Inc.		2,365,440
99,000			Kforce, Inc.		2,028,510
141,500		*	NCI Building Systems, Inc.		2,064,485
44,000			Orbital ATK, Inc.		3,354,120
28,000		*	Patrick Industries, Inc.		1,733,760
30,000			Regal Beloit Corporation		1,784,700
22,500			Snap-On, Inc.		3,419,100
17,000			Standex International Corporation		1,578,790
59,500			Triton International, Ltd.		784,805
					25,801,940
			Information Technology-14.7%
123,000		*	ARRIS International, PLC		3,484,590
60,900		*	Autobytel, Inc.		1,084,020
9,500			CDW Corporation		434,435
61,000		*	CommScope Holding Company, Inc.		1,836,710
8,000			Hackett Group, Inc.		132,160
17,000			IAC/InterActiveCorp		1,061,990
18,000			Lam Research Corporation		1,704,780
38,500		*	Lumentum Holdings, Inc.		1,608,145
65,500		*	Microsemi Corporation		2,749,690
36,500			MKS Instruments, Inc.		1,815,145
34,000		*	NetScout Systems, Inc.		994,500
105,000		*	Orbotech, Ltd.		3,109,050
72,500		*	Perficient, Inc.		1,460,875
55,000			Silicon Motion Technology Corporation (ADR)		2,848,450
58,000		*	Synchronoss Technologies, Inc.		2,388,440
90,000			Travelport Worldwide, Ltd.		1,352,700
35,000			Western Digital Corporation		2,046,450
14,400		*	Zebra Technologies Corporation - Class "A"		1,002,384
					31,114,514
			Materials-7.0%
42,000			AptarGroup, Inc.		3,251,220
149,500		*	Ferro Corporation		2,064,595
66,000			Olin Corporation		1,354,320
22,000			Sensient Technologies Corporation		1,667,600
83,500		*	Summit Materials, Inc. - Class "A"		1,548,925
64,500			Trinseo SA		3,648,120
25,500			WestRock Company		1,236,240
					14,771,020
			Real Estate-7.2%
85,000			Brixmor Property Group, Inc. (REIT)		2,362,150
69,000			Douglas Emmett, Inc. (REIT)		2,527,470
19,500			Federal Realty Investment Trust (REIT)		3,001,635
155,500			FelCor Lodging Trust, Inc. (REIT)		999,865
23,000			Real Estate Select Sector SPDR Fund (ETF)		753,710
139,000			Sunstone Hotel Investors, Inc. (REIT)		1,777,810
71,500			Tanger Factory Outlet Centers, Inc. (REIT)		2,785,640
51,000			Urstadt Biddle Properties, Inc. - Class "A" (REIT)		1,133,220
					15,341,500
			Utilities-3.2%
17,500			Pinnacle West Capital Corporation		1,329,825
41,500			Portland General Electric Company		1,767,485
26,500			SCANA Corporation		1,917,805
30,000			WEC Energy Group, Inc.		1,796,400
					6,811,515
Total Value of Common Stocks (cost $167,092,581)					205,680,177
			SHORT-TERM U.S. GOVERNMENT AGENCY OBLIGATIONS-2.4%
			Federal Home Loan Bank:
$1,000	M		0.295%, 10/21/2016		999,910
4,000	M		0.27%, 11/23/2016		3,998,812
Total Value of Short-Term U.S. Government Agency Obligations (cost $4,998,246)					4,998,722
Total Value of Investments (cost $172,090,827)			99.5%		210,678,899
Other Assets, Less Liabilities			.5		1,106,184
Net Assets			100.0%		$ 211,785,083

*	Non-income producing

(a)	Securities fair valued as determined in good faith pursuant to procedures adopted by the Fund's Board of Trustees. At September
30, 2016, the Fund held one security that was fair valued by the
Valuation Committee with a value of $1,435,775 representing 0.7% of the Fund's net assets.

Summary of Abbreviations:
	ADR	American Depositary Receipts
	ETF	Exchange Traded Fund
	MLP	Master Limited Partnership
	REIT	Real Estate Investment Trust

At September 30, 2016, the cost of investments for federal income tax purposes was $172,249,766. Accumulated net unrealized
appreciation on investments was $38,429,133, consisting of
$44,641,743 gross unrealized appreciation and $6,212,610 gross unrealized depreciation.

The Fund's assets and liabilities are classified into the following three levels based on the inputs used to value the assets and liabilities:

Level 1 - Unadjusted quoted prices in active markets for identical securities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumption about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, U.S. Government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

The following is a summary, by category of Level, of inputs used to value the Fund's investments as of September 30, 2016:

	Level 1	Level 2	Level 3	Total
Common Stocks	$204,244,402	$1,435,775	$-	$205,680,177
Short-Term U.S. Government
Agency Obligations	-	4,998,722	-	4,998,722
Total Investments in Securities*	$204,244,402	$6,434,497	$-	$210,678,899

*The Portfolio of Investments provides information on the industry categorization for common stocks.

There were no transfers into or from Level 1 and Level 2 by the Fund for the period ended September 30, 2016. Transfers, if any, between Levels are recognized at the end of the reporting period.

Portfolio of Investments (unaudited)
TOTAL RETURN FUND
September 30, 2016

Shares or
Principal
Amount			Security			Value
			COMMON STOCKS-59.0%
			Consumer Discretionary-11.5%
6,300			American Eagle Outfitters, Inc.			$ 112,518
3,700			Big Lots, Inc.			176,675
3,900			BorgWarner, Inc.			137,202
5,850			CBS Corporation - Class "B"			320,229
4,200			Delphi Automotive, PLC			299,544
4,600			DSW, Inc. - Class "A"			94,208
2,100			Foot Locker, Inc.			142,212
9,300			Ford Motor Company			112,251
1,800			Harman International Industries, Inc.			152,010
2,500			Home Depot, Inc.			321,700
5,515			Johnson Controls International, PLC			256,613
3,000			L Brands, Inc.			212,310
2,250			Lear Corporation			272,745
3,150			Magna International, Inc.			135,293
2,800		*	Michaels Companies, Inc.			67,676
12,758			Newell Brands, Inc.			671,836
1,300			Oxford Industries, Inc.			88,010
2,700			Penske Automotive Group, Inc.			130,086
3,900		*	Select Comfort Corporation			84,240
6,300			Stein Mart, Inc.			40,005
4,100			Tupperware Brands Corporation			268,017
2,200			Walt Disney Company			204,292
800			Whirlpool Corporation			129,728
2,350			Wyndham Worldwide Corporation			158,226
						4,587,626
			Consumer Staples-5.9%
700			AdvancePierre Foods Holdings, Inc.			19,292
6,650			Altria Group, Inc.			420,479
700			B&G Foods, Inc. - Class "A"			34,426
5,000			Coca-Cola Company			211,600
4,000			CVS Health Corporation			355,960
7,613			Koninklijke Ahold Delhaize NV (ADR)			172,434
1,900			Nu Skin Enterprises, Inc. - Class "A"			123,082
2,200			PepsiCo, Inc.			239,294
4,100			Philip Morris International, Inc.			398,602
1,450			Procter & Gamble Company			130,138
1,300			Tyson Foods, Inc. - Class "A"			97,071
2,150			Wal-Mart Stores, Inc.			155,058
						2,357,436
			Energy-3.4%
1,800			Anadarko Petroleum Corporation			114,048
500			Chevron Corporation			51,460
3,100			ConocoPhillips			134,757
2,200			Devon Energy Corporation			97,042
2,750			ExxonMobil Corporation			240,020
1,200			Hess Corporation			64,344
3,400			Marathon Oil Corporation			53,754
4,350			Marathon Petroleum Corporation			176,567
1,300			Occidental Petroleum Corporation			94,796
1,400			PBF Energy, Inc. - Class "A"			31,696
1,450			Phillips 66			116,798
600			Schlumberger, Ltd.			47,184
4,600			Suncor Energy, Inc.			127,788
						1,350,254
			Financials-7.2%
3,300			American Express Company			211,332
2,800			American International Group, Inc.			166,152
2,100			Ameriprise Financial, Inc.			209,517
1,700			Chubb, Ltd.			213,605
7,000			Citizens Financial Group, Inc.			172,970
4,450			Discover Financial Services			251,647
7,100			Financial Select Sector SPDR Fund (ETF)			137,030
600			iShares Core S&P Mid-Cap ETF (ETF)			92,826
1,900			iShares Russell 2000 ETF (ETF)			235,999
5,500			JPMorgan Chase & Company			366,245
2,800			MetLife, Inc.			124,404
700			Morgan Stanley			22,442
1,950			PNC Financial Services Group, Inc.			175,676
3,200			SPDR S&P Regional Banking (ETF)			135,264
4,600			U.S. Bancorp			197,294
3,800			Wells Fargo & Company			168,264
						2,880,667
			Health Care-11.3%
5,650			Abbott Laboratories			238,938
4,500			AbbVie, Inc.			283,815
500		*	Allergan, PLC			115,155
3,600		*	AMN Healthcare Services, Inc.			114,732
2,217			Baxter International, Inc.			105,529
2,350			Cardinal Health, Inc.			182,595
1,500		*	Centene Corporation			100,440
2,100		*	Express Scripts Holding Company			148,113
4,100			Gilead Sciences, Inc.			324,392
3,550			Hill-Rom Holdings, Inc.			220,029
3,750			Johnson & Johnson			442,987
118		*	Mallinckrodt, PLC			8,234
1,100			McKesson Corporation			183,425
2,250			Medtronic, PLC			194,400
4,300			Merck & Company, Inc.			268,363
1,600		*	Mylan NV			60,992
12,000			Pfizer, Inc.			406,440
4,100			Phibro Animal Health Corporation - Class "A"			111,438
840			Shire, PLC (ADR)			162,842
3,500			Thermo Fisher Scientific, Inc.			556,710
3,450		*	VWR Corporation			97,842
3,500			Zoetis, Inc.			182,035
						4,509,446
			Industrials-4.9%
1,850			3M Company			326,026
4,850			General Electric Company			143,657
2,900			Honeywell International, Inc.			338,111
800			Ingersoll-Rand, PLC			54,352
3,100			ITT, Inc.			111,104
2,600			Koninklijke Philips NV (ADR)			76,934
250			Lockheed Martin Corporation			59,930
1,800			ManpowerGroup, Inc.			130,068
1,200			Nielsen Holdings, PLC			64,284
800			Robert Half International, Inc.			30,288
1,700			Snap-On, Inc.			258,332
1,300			Textainer Group Holdings, Ltd.			9,737
2,600			Textron, Inc.			103,350
5,400			Triton International, Ltd.			71,226
2,000			United Technologies Corporation			203,200
						1,980,599
			Information Technology-10.6%
4,300			Apple, Inc.			486,115
8,200			Applied Materials, Inc.			247,230
10,100		*	ARRIS International, PLC			286,133
1,200			Broadcom, Ltd.			207,024
12,400			Cisco Systems, Inc.			393,328
1,460		*	Dell Technologies, Inc. - Class "V"			69,788
3,450		*	eBay, Inc.			113,505
11,650			Hewlett Packard Enterprise Company			265,037
8,000			Intel Corporation			302,000
1,000			International Business Machines Corporation			158,850
3,300			Juniper Networks, Inc.			79,398
2,700			Methode Electronics, Inc.			94,419
8,600			Microsoft Corporation			495,360
1,200		*	NXP Semiconductors NV			122,412
4,800			Oracle Corporation			188,544
4,000			QUALCOMM, Inc.			274,000
800			Sabre Corporation			22,544
8,200			Symantec Corporation			205,820
1,100			TE Connectivity, Ltd.			70,818
3,100			Travelport Worldwide, Ltd.			46,593
1,846			Western Digital Corporation			107,936
						4,236,854
			Materials-.6%
500			Praxair, Inc.			60,415
1,800			RPM International, Inc.			96,696
1,700			Trinseo SA			96,152
						253,263
			Real Estate-1.5%
8,100			Brixmor Property Group, Inc. (REIT)			225,099
987			Real Estate Select Sector SPDR Fund (ETF)			32,344
9,000			Sunstone Hotel Investors, Inc. (REIT)			115,110
2,800			Tanger Factory Outlet Centers, Inc. (REIT)			109,088
5,200			Urstadt Biddle Properties, Inc. - Class "A" (REIT)			115,544
						597,185
			Telecommunication Services-1.5%
7,250			AT&T, Inc.			294,422
5,900			Verizon Communications, Inc.			306,682
						601,104
			Utilities-.6%
6,200			Exelon Corporation			206,398
1,100			NiSource, Inc.			26,521
						232,919
Total Value of Common Stocks (cost $21,168,380)						23,587,353
			CORPORATE BONDS-21.2%
			Agriculture-.2%
$100	M		Cargill, Inc., 6%, 11/27/2017		(a)	105,204
			Automotive-.8%
100	M		Johnson Controls, Inc., 5%, 3/30/2020			109,907
200	M		O'Reilly Automotive, Inc., 3.55%, 3/15/2026			212,436
						322,343
			Chemicals-.8%
100	M		Agrium, Inc., 3.375%, 3/15/2025			103,212
100	M		CF Industries, Inc., 3.45%, 6/1/2023			100,901
100	M		Dow Chemical Co., 4.25%, 11/15/2020			108,670
						312,783
			Consumer Non-Durables-.3%
100	M		Newell Brands, Inc., 4.2%, 4/1/2026			109,037
			Energy-1.4%
100	M		Canadian Oil Sands, Ltd., 7.75%, 5/15/2019		(a)	112,320
100	M		DCP Midstream Operating, LP, 2.5%, 12/1/2017			99,750
100	M		Enbridge Energy Partners, LP, 4.2%, 9/15/2021			106,142
100	M		Suncor Energy, Inc., 6.1%, 6/1/2018			107,456
100	M		Valero Energy Corp., 9.375%, 3/15/2019			117,788
						543,456
			Financial Services-3.3%
100	M		American Express Co., 7%, 3/19/2018			107,904
100	M		American International Group, Inc., 3.75%, 7/10/2025			105,076
100	M		Ameriprise Financial, Inc., 5.3%, 3/15/2020			111,430
100	M		Assured Guaranty U.S. Holding, Inc., 5%, 7/1/2024			111,908
100	M		BlackRock, Inc., 5%, 12/10/2019			110,992
			ERAC USA Finance, LLC:
100	M		4.5%, 8/16/2021		(a)	110,838
100	M		3.3%, 10/15/2022		(a)	104,900
100	M		Ford Motor Credit Co., LLC, 8.125%, 1/15/2020			118,187
100	M		General Electric Capital Corp., 5.625%, 9/15/2017			104,286
100	M		Liberty Mutual Group, Inc., 4.95%, 5/1/2022		(a)	111,723
100	M		Prudential Financial, Inc., 7.375%, 6/15/2019			115,168
100	M		State Street Corp., 3.55%, 8/18/2025			108,546
						1,320,958
			Financials-4.0%
			Bank of America Corp.:
100	M		5%, 5/13/2021			111,905
100	M		4.1%, 7/24/2023			108,269
100	M		Barclays Bank, PLC, 5.125%, 1/8/2020			109,083
100	M		Capital One Financial Corp., 3.75%, 4/24/2024			106,341
			Citigroup, Inc.:
100	M		6.125%, 11/21/2017			105,169
100	M		4.5%, 1/14/2022			110,574
100	M		Deutsche Bank AG, 3.7%, 5/30/2024			95,917
100	M		Fifth Third Bancorp, 3.5%, 3/15/2022			106,118
100	M		Goldman Sachs Group, Inc., 3.625%, 1/22/2023			105,804
			JPMorgan Chase & Co.:
100	M		6%, 1/15/2018			105,671
100	M		4.5%, 1/24/2022			110,810
			Morgan Stanley:
100	M		6.625%, 4/1/2018			107,186
100	M		5.5%, 7/28/2021			114,175
100	M		SunTrust Banks, Inc., 6%, 9/11/2017			104,085
100	M		U.S. Bancorp, 3.6%, 9/11/2024			107,285
						1,608,392
			Food/Beverage/Tobacco-.5%
200	M		Anheuser-Busch InBev Finance, Inc., 3.65%, 2/1/2026			215,217
			Food/Drug-.3%
100	M		CVS Health Corp., 3.875%, 7/20/2025			109,061
			Forest Products/Containers-.3%
100	M		Rock-Tenn Co., 4.9%, 3/1/2022			112,502
			Health Care-1.1%
100	M		Biogen, Inc., 6.875%, 3/1/2018			107,683
100	M		Express Scripts Holding Co., 4.75%, 11/15/2021			112,152
100	M		Gilead Sciences, Inc., 3.65%, 3/1/2026			107,759
100	M		Laboratory Corp. of America Holdings, 3.75%, 8/23/2022			106,741
						434,335
			Higher Education-.2%
100	M		Yale University, 2.086%, 4/15/2019			102,433
			Information Technology-.8%
100	M		Apple, Inc., 2.5%, 2/9/2025			101,334
100	M		Diamond 1 Finance Corp., 3.48%, 6/1/2019		(a)	102,912
100	M		Hewlett Packard Enterprise Co., 2.85%, 10/5/2018		(a)	101,938
						306,184
			Manufacturing-.2%
100	M		Tyco Electronics Group SA, 6.55%, 10/1/2017			105,093
			Media-Broadcasting-.3%
100	M		Comcast Corp., 5.15%, 3/1/2020			112,180
			Media-Diversified-.3%
100	M		Time Warner, Inc., 3.6%, 7/15/2025			106,566
			Metals/Mining-.3%
100	M		Newmont Mining Corp., 5.125%, 10/1/2019			109,215
			Real Estate-2.1%
200	M		AvalonBay Communities, Inc., 3.5%, 11/15/2024			209,796
100	M		Digital Realty Trust, LP, 5.25%, 3/15/2021			111,920
100	M		ERP Operating, LP, 3.375%, 6/1/2025			104,570
100	M		HCP, Inc., 4.25%, 11/15/2023			105,153
100	M		Prologis, LP, 3.35%, 2/1/2021			105,828
100	M		Simon Property Group, LP, 3.375%, 10/1/2024			106,308
100	M		Ventas Realty, LP, 4.75%, 6/1/2021			111,136
						854,711
			Retail-General Merchandise-.6%
100	M		Amazon.com, Inc., 4.8%, 12/5/2034			117,855
100	M		Home Depot, Inc., 5.875%, 12/16/2036			137,428
						255,283
			Telecommunications-.6%
100	M		AT&T, Inc., 3.8%, 3/15/2022			107,241
100	M		Verizon Communications, Inc., 5.15%, 9/15/2023			116,666
						223,907
			Transportation-1.1%
100	M		Burlington North Santa Fe, LLC, 5.15%, 9/1/2043			124,654
100	M		GATX Corp., 5.2%, 3/15/2044			108,182
100	M		Penske Truck Leasing Co., LP, 4.875%, 7/11/2022		(a)	111,731
100	M		Southwest Airlines Co., 2.65%, 11/5/2020			102,723
						447,290
			Utilities-1.7%
100	M		Electricite de France SA, 3.625%, 10/13/2025		(a)	105,268
100	M		Entergy Arkansas, Inc., 4.95%, 12/15/2044			106,244
100	M		Ohio Power Co., 5.375%, 10/1/2021			114,561
100	M		Oklahoma Gas & Electric Co., 4%, 12/15/2044			106,685
100	M		Sempra Energy, 9.8%, 2/15/2019			118,449
100	M		South Carolina Electric & Gas Co., 5.45%, 2/1/2041			126,251
						677,458
Total Value of Corporate Bonds (cost $8,458,675)						8,493,608
			RESIDENTIAL MORTGAGE-BACKED SECURITIES-6.9%
			Fannie Mae-6.0%
657	M		3%, 6/1/2030 - 10/13/2046		(b)	685,714
1,086	M		3.5%, 11/1/2028 - 10/13/2046		(b)	1,150,627
281	M		4%, 7/1/2041 - 2/1/2046			303,073
116	M		4.5%, 8/1/2041			127,858
112	M		5%, 3/1/2042			125,424
						2,392,696
			Freddie Mac-.9%
83	M		3.5%, 7/1/2044			88,979
95	M		4%, 7/1/2044 - 4/1/2045			101,423
169	M		4.5%, 12/1/2043			186,909
						377,311
Total Value of Residential Mortgage-Backed Securities (cost $2,751,766)						2,770,007
			VARIABLE AND FLOATING RATE NOTES+-3.8%
			Municipal Bonds
500	M		Mississippi Business Fin. Corp., 0.85%, 12/1/2030			500,000
500	M		Illinois Fin. Auth. Rev., 0.85%, 7/1/2038			500,000
535	M		Valdez, AK Marine Term. Rev., 0.76%, 12/1/2033			535,000
Total Value of Variable and Floating Rate Notes (cost $1,535,000)						1,535,000
			U.S. GOVERNMENT OBLIGATIONS-3.5%
100	M		U.S. Treasury Bonds, 3.125%, 8/15/2044			116,735
			U.S. Treasury Notes:
250	M		0.5222%, 1/31/2018		+	250,659
600	M		0.625%, 1/15/2024 (TIPS)			649,733
350	M		2%, 2/15/2023			363,658
Total Value of U.S. Government Obligations (cost $1,348,628)						1,380,785
			ASSET BACKED SECURITIES-2.6%
			Fixed Autos-2.0%
100	M		Avis Budget Rental Car Funding AESOP, LLC, 2.97%, 2/20/2020		(a)	102,018
100	M		Ford Credit Auto Lease Trust, 1.85%, 7/15/2019			100,409
100	M		GM Financial Auto Leasing Trust, 1.76%, 3/20/2020			100,193
100	M		Harley-Davidson Motorcycle Trust, 1.3%, 3/16/2020			100,221
100	M		Hertz Vehicle Financing Trust, 2.65%, 7/25/2022		(a)	101,273
50	M		Nissan Auto Lease Trust, 1.65%, 10/15/2021			50,215
100	M		Nissan Auto Receivables Owner Trust, 1.18%, 1/15/2021			100,055
50	M		Toyota Auto Receivables Owner Trust, 1.32%, 11/15/2021			49,911
100	M		Volkswagen Auto Lease Trust, 1.25%, 12/20/2017			99,988
						804,283
			Fixed Credit Cards-.6%
100	M		Capital One Multi-Asset Execution Trust, 2.08%, 3/15/2023			102,452
100	M		Chase Issuance Trust, 1.49%, 7/15/2022			100,416
50	M		Synchrony Credit Card Master Trust, 2.38%, 9/15/2023			51,398
						254,266
Total Value of Asset Backed Securities (cost $1,056,194)						1,058,549
			U.S. GOVERNMENT AGENCY OBLIGATIONS-.9%
350	M		Fannie Mae, 1.875%, 9/24/2026 (cost $347,889)			348,718
			SHORT-TERM U.S. GOVERNMENT AGENCY OBLIGATIONS-3.8%
			Federal Home Loan Bank:
1,000	M		0.295%, 10/21/2016			999,910
500	M		0.33%, 11/28/2016			499,837
Total Value of Short-Term U.S. Government Obligations (cost $1,499,570)						1,499,747
Total Value of Investments (cost $38,166,102)				101.7%		40,673,767
Excess of Liabilities Over Other Assets				(1.7)		(683,311)
Net Assets				100.0%		$ 39,990,456

*	Non-income producing

(a)	Security exempt from registration under Rule 144A of the Securities
Act of 1933. Certain restricted securities are exempt from the registration requirements under Rule 144A of the Securities Act of
1933 and may only be sold to qualified institutional investors. At
September 30, 2016, the Fund held eleven 144A securities with an aggregate value of $1,170,125 representing 2.9% of the Fund's net assets.

(b)	A portion or all of the security purchased on a when-issued or delayed delivery basis.

+	Interest rates are determined and reset periodically. The interest rates above are the rates in effect at September 30, 2016.

Summary of Abbreviations:
	ADR	American Depositary Receipts
	ETF	Exchange Traded Fund
	REIT	Real Estate Investment Trust
	TIPS	Treasury Inflation-Protected Securities

At September 30, 2016, the cost of investments for federal income tax purposes was $38,175,374. Accumulated net unrealized appreciation on investments was $2,498,393, consisting of $3,396,369 gross unrealized appreciation and $897,976 gross unrealized depreciation.

The Fund's assets and liabilities are classified into the following three levels based on the inputs used to value the assets and liabilities:

Level 1 - Unadjusted quoted prices in active markets for identical securities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.
These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumption about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, U.S. Government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

The following is a summary, by category of Level, of inputs used to value the Fund's investments as of September 30, 2016:

	Level 1	Level 2	Level 3	Total
Common Stocks	$23,587,353	$-	$-	$23,587,353
Corporate Bonds	-	8,493,608	-	8,493,608
Residential
Mortgage-Backed Securities	-	2,770,007	-	2,770,007
Variable and Floating Rate Notes
Municipal Bonds	-	1,535,000	-	1,535,000
U.S. Government Obligations	-	1,380,785	-	1,380,785
Asset Backed Securities	-	1,058,549	-	1,058,549
U.S. Government Agency
Obligations	-	348,718	-	348,718
Short-Term U.S. Government
Agency Obligations	-	1,499,747	-	1,499,747
Total Investments in Securities*	$23,587,353	$17,086,414	$-	$40,673,767

*The Portfolio of Investments provides information on the industry categorization for common stocks, corporate bonds, residential mortgage-backed securities and asset backed securities.

There were no transfers into or from Level 1 and Level 2 by the Fund for the period ended September 30, 2016. Transfers, if any, between
Levels are recognized at the end of the reporting period.

Security Valuation - Except as provided below, a security listed or traded on an exchange or the Nasdaq Stock Market is valued at its last sale price on the exchange or market where the security is principally traded, and lacking any sales, the security is valued at the mean between the closing bid and asked prices. Securities traded in the over-the-counter ("OTC") market (including securities listed on exchanges whose primary market is believed to be OTC) are valued at the mean between the last bid and asked prices based upon quotes furnished by a market maker for such securities or an authorized pricing service. Fixed income securities, other than short-term debt securities held by the Cash Management Fund, are priced based upon valuations that are provided by a pricing service. Other securities may also be priced based upon valuations that are provided by pricing services approved by the Trust's Board of Trustees (the "Board"). The pricing services consider security type, rating, market condition and yield data as well as market quotations, prices provided by market makers and other available information in determining value.

The Funds monitor for significant events occurring prior to the close of trading on the New York Stock Exchange that could have a material impact on the value of any securities that are held by the Funds. Examples of such events include trading halts, natural disasters, political events and issuer-specific developments. If the Valuation Committee of Foresters Investment Management Company, Inc.'s ("FIMCO") decides that such events warrant using fair value estimates, it will take such events into consideration in determining the fair values of such securities. If market quotations or prices are not readily available or determined to be unreliable, the securities will be valued at fair value as determined in good faith pursuant to procedures adopted by the Board. The Funds also use evaluated prices from a pricing service to fair value foreign equity securities in the event that fluctuation in U.S. securities markets exceed a predetermined level or if a foreign market is closed. For valuation purposes, where applicable, quotations of foreign securities in foreign currencies are translated to U.S. dollar equivalents using the foreign exchange quotation in effect. At September 30, 2016, the Fund For Income held one security that was fair valued at a value of $49,750 representing 0% of the Fund's net assets and the Special Situations Fund held one security that was fair valued at a value of $1,435,775 representing 0.7% of the Fund's net assets.

The Cash Management Fund values its portfolio securities in accordance with the amortized cost method of valuation under Rule 2a-7 under the 1940 Act. Amortized cost is an approximation of market value of an instrument, whereby the difference between its acquisition cost and market value at maturity is amortized on a straight-line basis over the remaining life of the instrument. The effect of changes in the market value of a security as a result of fluctuating interest rates is not taken into account and thus the amortized cost method of valuation may result in the value of a security being higher or lower than its actual market value.

Effective October 3, 2016, the name of the First Investors Life Series Cash Management Fund has been changed to the First Investors Life Series Government Cash Management Fund. The Fund intends to operate as a "government money market fund" as defined in Rule 2a-7 under the Investment Company Act of 1940. The Fund will invest at least 99.5% of its total assets in U.S. Government Securities, cash and/or repurchase agreements that are collateralized fully by cash and/or U.S. Government Securities. In addition, under normal circumstances, the Fund will invest at least 80% of its net assets, including any borrowings for investment purposes, in U.S. Government Securities and repurchase agreement collateralized fully by cash or U.S. Government Securities.

In accordance with Accounting Standards Codification ("ASC") 820 "Fair Value Measurements and Disclosures" ("ASC 820"), investments held by the Funds are carried at "fair value". As defined by ASC 820, fair value is the price that a fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment under current market conditions. Various inputs are used in determining the value of the Funds' investments.

In addition to defining fair value, ASC 820 established a three-tier hierarchy of inputs to establish a classification of fair value measurements for disclosure purposes. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below:

Level 1 - Unadjusted quoted prices in active markets for identical securities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumption about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

Equity securities traded on an exchange or the Nasdaq Stock Market are categorized in Level 1 of the fair value hierarchy to the extent that they are actively traded and valuation adjustments are not applied. Foreign securities that are fair valued in the event that fluctuations in U.S. securities markets exceed a predetermined level or if a foreign market is closed are categorized in Level 2. Variable and floating rate, corporate, sovereign and municipal bonds, asset backed, U.S. Government and U.S. Government Agency securities, pass-through certificates, loan participations and short-term notes are categorized in Level 2 to the extent that the inputs are observable and timely, otherwise they would be categorized as Level 3. Short-term notes that are valued at amortized cost by the Cash Management Fund are categorized in Level 2. Foreign exchange contracts that are considered derivative instruments and are valued at the net unrealized appreciation or depreciation on the instruments are categorized in Level 2. Restricted securities and securities that are fair valued by the Valuation Committee may be categorized in either Level 2 or Level 3 of the fair value hierarchy depending on the relative significance of the unobservable valuation inputs.

The aggregate value by input level, as of September 30, 2016, is included at the end of each Fund's schedule of investments.

Investments in securities issued on a when-issued or delayed delivery basis are generally reflected in the assets of the Funds on the first business day following the date the securities are purchased and the Funds segregated assets for these transactions.

Derivatives-Some of the Funds may invest in various derivatives. A derivative is a financial instrument which has a value that is based on - or "derived from" - the values of other assets, reference rates, or indices. The Funds may invest in derivatives for hedging purposes.

Derivatives may relate to a wide variety of underlying references, such as commodities, stocks, bonds, interest rates, currency exchange rates, and related indices. Derivatives include futures contracts and options on futures contracts, forward-commitment transactions, options on securities, caps, floors, collars, swap contracts, and other financial instruments. Some derivatives, such as futures contracts and certain options, are traded on U.S. commodity and securities exchanges, while other derivatives, such as swap contracts, are privately negotiated and entered into in the OTC. The risks associated with the use of derivatives are different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments.

The use of a derivative involves the risk that a loss may be sustained as a result of the insolvency or bankruptcy of the other party to the contract (usually referred to as a "counterparty") or the failure of the counterparty to make required payments or otherwise comply with the terms of the contract. Additionally, the use of credit derivatives can result in losses if the Adviser does not correctly evaluate the creditworthiness of the issuer on which the credit derivative is based.

Derivatives may be subject to liquidity risk, which exists when a particular derivative is difficult to purchase or sell. If a derivative transaction is particularly large or if the relevant market is illiquid (as is the case with many OTC derivatives), it may not be possible to initiate a transaction or liquidate a position at an advantageous time or price.

Derivatives may be subject to pricing or "basis" risk, which exists when a particular derivative becomes extraordinarily expensive relative to historical prices or the prices of corresponding cash market instruments. Under certain market conditions, it may not be economically feasible to initiate a transaction or liquidate a position in time to avoid a loss or take advantage of an opportunity.

Because many derivatives have leverage or borrowing components, adverse changes in the value or level of the underlying asset, reference rate, or index can result in a loss substantially greater than the amount invested in the derivative itself. Certain derivatives have the potential for unlimited loss, regardless of the size of the initial investment.

Like most other investments, derivative instruments are subject to the risk that the market value of the instrument will change in a way detrimental to the Funds' interest. The Funds bear the risk that the Adviser will incorrectly forecast future market trends or the values of assets, reference rates, indices, or other financial or economic factors in establishing derivative positions for the Funds. If the Adviser attempts to use a derivative as a hedge against, or as a substitute for, a portfolio investment, the Funds will be exposed to the risk that the derivative will have or will develop an imperfect or no correlation with the portfolio investment. This could cause substantial losses for the Funds. While hedging strategies involving derivative instruments can reduce the risk of loss, they can also reduce the opportunity for gain or even result in losses by offsetting favorable price movements in other investments. Many derivatives, in particular OTC derivatives, are complex and often valued subjectively. Improper valuations can result in increased cash payment requirements to counterparties or a loss of value to the Funds.

The following provides more information on specific types of derivatives and activity in the Funds. The use of derivative instruments by the Funds for the period ended September 30, 2016 was related to the use of written and purchased options and interest rate futures contracts.

Options Contracts - Some of the Funds may write covered call and put options on securities, derivative instruments, or currencies the Funds own or in which it may invest. Writing put options tends to increase the Funds' exposure to the underlying instrument. Writing call options tends to decrease the Funds' exposure to the underlying instrument. When a Fund writes a call or put option, an amount equal to the premium received is recorded as a liability and subsequently marked to market to reflect the current value of the option written. These liabilities are reflected as written options outstanding in the Statement of Assets and Liabilities. Payments received or made, if any, from writing options with premiums to be determined on a future date are reflected as such on the Statement of Assets and Liabilities. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or closed are added to the proceeds or offset against amounts paid on the underlying future, swap, security or currency transaction to determine the realized gain or loss. A Fund, as a writer of an option, has no control over whether the underlying future, swap, security or currency may be sold (call) or purchased (put) and, as a result, bears the market risk of an unfavorable change in the price of the future, swap, security or currency underlying the written option. The risk exists that the Funds may not be able to enter into a closing transaction because of an illiquid market.

Some of the Funds may also purchase put and call options. Purchasing call options tends to increase a Fund's exposure to the underlying instrument. Purchasing put options tends to decrease a Fund's exposure to the underlying instrument. A Fund pays a premium which is included in its Statement of Assets and Liabilities as an investment and subsequently marked to market to reflect the current value of the option. Premiums paid for purchasing options which expire are treated as realized losses. The risk associated with purchasing put and call options is limited to the premium paid. Premiums paid for purchasing options which are exercised or closed are added to the amounts paid or offset against the proceeds on the underlying future, swap, security or currency transaction to determine the realized gain or loss.

At September 30, 2016, the Covered Call Strategy Fund had investments in options contracts which are listed in the portfolio of investments.

Interest Rate Futures Contracts - The Funds may enter into interest rate futures contracts on U.S. Treasury obligations and options thereon that are traded on a U.S. exchange. An interest rate futures contract provides for the future sale by one party and the purchase by another party of a specified amount of a particular financial instrument (debt security) at a specified price, date, time and place. Such investments may be used for, among other purposes, the purpose of hedging against changes in the value of a Fund's portfolio securities due to anticipated changes in interest rates and market conditions. A public market exists for interest rate futures contracts covering a number of debt securities, including long-term U.S. Treasury Bonds, 10-year U.S. Treasury Notes and three-month U.S. Treasury Bills. No price is paid upon entering into futures contracts. Instead, upon entering into a futures contract, the Funds are required to deposit with their custodian in a segregated account in the name of the futures broker through which the transaction is affected an amount of cash or U.S. Government securities generally equal to 3%-5% or less of the contract value. This amount is known as "initial margin."

An option on an interest rate futures contract generally gives the purchaser the right, in return for the premium paid, to assume a position in a futures contract at a specified exercise price at any time prior to the expiration date of the option. The Funds may purchase put and call options on interest rate futures contracts on U.S. Treasury obligations which are traded on a U.S. exchange as a hedge against changes in interest rates, and may enter into closing transactions with respect to such options to terminate existing positions. There is no guarantee such closing transactions can be effected. When writing a call or put option on a futures contract, margin also must be deposited in accordance with applicable exchange rules. Initial margin on futures contracts is in the nature of a performance bond or good-faith deposit that is returned to a Fund upon termination of the transaction, assuming all obligations have been satisfied. Under certain circumstances, such as periods of high volatility, a Fund may be required by an exchange to increase the level of its initial margin payment. Subsequent payments, called "variation margin," to and from the broker, are made on a daily basis as the value of the futures position varies, a process known as "marking to market." Variation margin does not involve borrowing to finance the futures transactions, but rather represents a daily settlement of a Fund's obligation to or from a clearing organization. A Fund is also obligated to make initial and variation margin payments when it writes options on futures contracts.

To the extent that a Fund participates in the futures or options markets, it will incur investment risks and transaction costs to which it would not be subject absent the use of these strategies. The use of these strategies involves certain special risks, including: (1) dependence on the ability of the Funds' investment adviser, FIMCO to predict correctly movements in the direction of interest rates and securities prices; (2) imperfect correlation between the price of futures contracts and options thereon and movements in the prices of the securities or currencies being hedged; (3) the fact that skills needed to use these strategies are different from those needed to select portfolio securities; (4) the leverage (if any) that is created by investing in the option or futures contract; and (5) the possible absence of a liquid secondary market for any particular instrument at any time. If FIMCO's prediction of movements in the direction of the securities and interest rate markets is inaccurate, the adverse consequences to that Fund may leave it in a worse position than if such strategies were not used. Derivatives may be difficult to sell, unwind or value.

At September 30, 2016, the Balanced Income Fund had investments in interest rate futures contracts which are listed in the portfolio of investments.

Item 2. Controls and Procedures

(a) The Registrant's Principal Executive Officer and Principal Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in

Rule 30a-3(c) under the Investment Company Act of 1940, as amended)

are effective, based on their evaluation of these disclosure controls and procedures as of a date within 90 days of the filing date of this report.

(b) There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940,

as amended)  that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits

(a) Certifications required by Rule 30a-2(a) under the Investment

Company Act of 1940 (17 CFR 270.30a-2(a)) - filed herewith

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

First Investors Life Series Funds

By /S/ WILLIAM LIPKUS

William Lipkus

President and Principal Executive Officer

Date: November 28, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

First Investors Life Series Funds

By /S/ WILLIAM LIPKUS

William Lipkus

President and Principal Executive Officer

By /S/ JOSEPH I. BENEDEK

Joseph I. Benedek

Treasurer and Principal Financial Officer

Date: November 28, 2016